                 DIRECTOR IMMEDIATE VARIABLE ANNUITY CONTRACT
                       INDIVIDUAL SINGLE PREMIUM PAYMENT
                        HARTFORD LIFE INSURANCE COMPANY
                             200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06070
                      TELEPHONE: 1-800-862-6668 (CONTRACT
                                    OWNERS)
[LOGO]            1-800-862-7155 (INVESTMENT REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus ("Prospectus") describes the individual variable immediate annuity contract (the "Contract") offered by Hartford Life Insurance Company ("Hartford"). The Contract may be sold to or issued in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code.

Contract Owner(s) may allocate the Premium Payment and transfer Contract Value to one or more Sub-Accounts of Hartford Life Insurance Company Separate Account One (the "Separate Account"). The assets of each Sub-Account are invested solely in a corresponding mutual fund (the "Funds"). The Funds are:

Advisers Fund Sub-Account                     --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Bond Fund Sub-Account                         --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Class IA of Hartford Capital Appreciation HLS
                                                   Fund, Inc. ("Hartford Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Class IA of Hartford Dividend and Growth HLS
                                                   Fund, Inc. ("Hartford Dividend and Growth Fund")
Index Fund Sub-Account                        --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
International Advisers Fund Sub-Account       --   shares of Class IA of Hartford International Advisers HLS
                                                   Fund, Inc. ("Hartford International Advisers Fund")
International Opportunities Fund Sub-Account  --   shares of Class IA of Hartford International Opportunities
                                                   HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
MidCap Fund Sub-Account                       --   shares of Class IA of Hartford MidCap HLS Fund, Inc.
                                                   ("Hartford MidCap Fund")
Money Market Fund Sub-Account                 --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Mortgage Securities Fund Sub-Account          --   shares of Class IA of Hartford Mortgage Securities HLS
                                                   Fund, Inc. ("Hartford Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Class IA of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Stock Fund Sub-Account                        --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")

Under the Contract, Hartford makes periodic Annuity Payments to the Contract Owner(s) (or other designated Payee). The dollar amount of each Annuity Payment varies according to the investment performance of the Funds in which the selected Sub-Accounts are invested. The Contract Owner(s) bear the investment risk of amounts invested in the Separate Account.

This Prospectus sets forth the basic information regarding the Contract and the Separate Account that a prospective investor should know before purchasing a Contract. The prospectus for the Funds, which provides information regarding investment objectives and policies of each Fund, should be read in conjunction with this Prospectus. A Statement of Additional Information providing additional information about the Contract and the Separate Account has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43 of this Prospectus. Call 1-800-862-6668, or write the Administrative Office of Hartford to obtain a free copy of the Statement of Additional Information.

--------------------------------------------------------------------------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH OF THE FUNDS.

--------------------------------------------------------------------------------

AN INVESTMENT IN A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE RISK OF LOSS OF THE PREMIUM PAYMENT (PRINCIPAL).
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 1998
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 1998

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 DEFINITIONS...........................................................    3
 FEE AND EXPENSE TABLES................................................    5
 ACCUMULATION UNIT VALUES..............................................    7
 SUMMARY...............................................................    8
 HARTFORD, THE SEPARATE ACCOUNT AND THE FUNDS..........................    9
   Hartford Life Insurance Company.....................................    9
   Separate Account....................................................    9
   The Funds...........................................................    9
 PERFORMANCE RELATED INFORMATION.......................................   11
 DESCRIPTION OF THE CONTRACTS..........................................   11
   Purchasing a Contract...............................................   11
   Right to Examine the Contract.......................................   12
   Crediting and Allocating the Premium Payment........................   12
   Contract Value Before Income Start Date.............................   12
   The Net Investment Factor...........................................   12
   Sub-Account Value Transfers Before and After Income Start Date......   13
   Surrenders..........................................................   13
   Death Before Income Start Date......................................   13
   Death On or After the Income Start Date.............................   14
   Determination of the Death Benefit..................................   14
   Distribution Requirements: Prior to the Income Start Date...........   14
   Payments Under the Contract.........................................   15
 SELECTING AN ANNUITY PAYMENT OPTION...................................   15
   Annuity Payment Options.............................................   15
   Annuity Calculation Date and Income Start Date......................   16
   Income Payment Dates................................................   16
   Variable Annuity Payments...........................................   16
 CONTRACT FEES AND CHARGES.............................................   18
   Contingent Deferred Sales Charge....................................   18
   Premium Tax Charge..................................................   18
   Mortality and Expense Risk Charge...................................   18
   Fund Expenses.......................................................   18
 ADDITIONAL CONTRACT INFORMATION.......................................   18
   Contract Ownership..................................................   18
   Changing the Contract Owner or Beneficiary..........................   19
   Misstatement of Age or Sex..........................................   19
   Change of Contract Terms............................................   19
   Reports to Contract Owners..........................................   19
   Miscellaneous.......................................................   19
   Voting Privileges...................................................   19
 FEDERAL TAX CONSIDERATIONS............................................   20
   General.............................................................   20
   Taxation of Hartford and the Separate Account.......................   20
   Taxation of Purchasers of Non-Qualified Contracts...................   20
   Taxation of Purchasers of Qualified Contracts.......................   23
   Federal Income Tax Withholding......................................   24
   Contract Owners That Are Nonresident Aliens or Foreign
    Corporations.......................................................   24
   Other Tax Consequences..............................................   24
 OTHER INFORMATION.....................................................   25
   Distribution of the Contracts.......................................   25
   Legal Proceedings...................................................   25
   Experts.............................................................   25
 ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF
   RETURN..............................................................   26
 ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF RETURN......   29
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.............   43

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                                  DEFINITIONS

ACCUMULATION UNIT: An accounting unit of measure used to calculate Sub-Account Value prior to the Annuity Calculation Date.

ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn.: Individual Annuity Services, except overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT 06089.

ANNIVERSARY VALUE: The Commuted Value calculated as of a Contract Anniversary.

ANNUITANT: The person (or persons) whose life (or lives) determines the Annuity Payments payable under the Contract and whose death determines the Death Benefit after the Income Start Date. With regard to joint and last survivor Annuity Payment Options, the maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Provisions relating to an action by the Annuitant mean, in case of joint Annuitants, both Annuitants acting jointly. Unless otherwise specified, the Contract Owner is the Annuitant.

ANNUITY CALCULATION DATE: The date as of which the first Annuity Payment will be calculated. It will be no more than five days prior to the Income Start Date. Values calculated prior to the Income Start Date but after the Annuity Calculation Date will equal values as of the Annuity Calculation Date.

ANNUITY PAYMENT: One of several periodic payments made by Hartford to the Payee under an Annuity Payment Option.

ANNUITY PAYMENT OPTION: The form of Annuity Payments selected by the Contract Owner. The Annuity Payment Option is shown on the Contract specifications page as the "Annuity Benefit."

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of Variable Annuity Payments.

ANNUITY UNIT FACTOR: The factor applied in computing Annuity Unit values to neutralize the effect of the Assumed Investment Return.

ASSUMED INVESTMENT RETURN (AIR): The annual rate of return shown on the specification page of the Contract. This rate is used to determine the degree of fluctuation in the amount of Variable Annuity Payments in response to fluctuations in the net investment return of selected Sub-Accounts by assuming (among other things) that the assets in the Sub-Accounts supporting the Contract will have a net annual return over the anticipated Annuity Payment period equal to that rate of return. If the actual performance of the selected Sub-Accounts is equal to the AIR, the Annuity Payment will be constant. If the actual performance is greater than the AIR, the Annuity Payment will increase. If the actual performance is less than the AIR, the Variable Annuity Payment amount will be lower.

BENEFICIARY: The person(s) entitled to receive the Contract Value upon the death of the Contract Owner or Annuitant prior to the Income Start Date or, the Death Benefit upon the death of the Annuitant after the Income Start Date available under some Annuity Payment Options.

CANCELLATION PERIOD: The "Right to Examine" period described on the cover page of the Contract during which the Contract Owner may return the Contract.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: U.S. Securities and Exchange Commission.

COMMUTED VALUE: The present value of the remaining guaranteed Annuity Payments under an Annuity Payment Option having Annuity Payments guaranteed for a specified number of years, computed using the Assumed Investment Return for the Contract and the Annuity Unit value(s) calculated as of the date that Hartford receives a fully completed request for surrender, or Due Proof of Death of the Annuitant.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Issue Date.

CONTRACT ISSUE DATE: The date on which Hartford issues the Contract and on which the Contract becomes effective. The Contract Issue Date is shown on the specifications page of the Contract and is used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER(S): The person (or persons) who owns (or own) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract. The maximum number of joint Contract Owners is two. Provisions relating to action by the Contract Owner mean, in the case of joint Contract Owners, both Contract Owners acting jointly.

CONTRACT VALUE: The sum of the Sub-Account Values under the Contract prior to the Annuity Calculation Date.

CONTRACT YEAR: A 12-month period beginning on the Contract Issue Date or on a Contract Anniversary.

DEATH BENEFIT: The amount payable by Hartford based upon the death of the Contract Owner or Annuitant prior to the Income Start Date, or upon the death of Annuitant on or after the Income Start Date. The Death Benefit is calculated as of the date that Due Proof of Death is received at Hartford.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, a statement

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

from a physician who attended the deceased or any other proof acceptable to Hartford.

FUND: Any open-end management investment company (or investment portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.

HARTFORD: Hartford Life Insurance Company.

INCOME PAYMENT DATE: The date each month, quarter, semi-annual period, or year as of which Hartford computes the Annuity Payments.

INCOME START DATE: The date as of which the Annuity Payments are to begin. It is the first Income Payment Date and is shown on the specifications page of the Contract.

IRA: An "individual retirement annuity" as described in Section 408 of the Code.

JOINT ANNUITANT: A person, other than the primary Annuitant, whose life determines the Annuity Payments payable. The Contract will have a Joint Annuitant only if a joint life Annuity Payment Option is elected.

MAXIMUM ANNIVERSARY VALUE: The greatest Anniversary Value under the Contract while the Annuitant is alive prior to his or her 81st birthday reduced by the dollar amount of Annuity Payments made since that anniversary.

NET ASSET VALUE: The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value is described in the prospectus for each Fund.

NET INVESTMENT FACTOR: The Net Investment Factor for each of the Sub-Accounts is equal to the Net Asset Value of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the Net Asset Value of the corresponding Fund at the beginning of the Valuation Period.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

PAYEE: The person or party designated by the Contract Owner to receive Annuity Payments. Unless otherwise specified the Annuitant is the Payee.

PAYMENT FACTOR: The factor used on the Annuity Calculation Date to calculate the first Annuity Payment.

PREMIUM PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: The amount of tax charged by a state or municipality on the Premium Payment or Contract Value.

QUALIFIED CONTRACT: A Contract that is issued in connection with a retirement plan that qualifies for special federal income tax treatment under Section 408 or Section 457 of the Code.

SEPARATE ACCOUNT: Hartford Life Insurance Company Separate Account Two.

SUB-ACCOUNT: A subdivision of the Separate Account, the assets of which are invested in a corresponding Fund.

SUB-ACCOUNT VALUE: On or before the Annuity Calculation Date, the amount is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account.

SURRENDER VALUE: The Contract Value less any applicable Premium Tax prior to the Annuity Calculation Date, or the Commuted Value less applicable contingent deferred sales charges on or after the Annuity Calculation Date.

VALUATION DAY: Every day that the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ANNUITY PAYMENT: An Annuity Payment that may vary in amount from one Income Payment Date to the next as a function of the investment performance of one or more Sub-Accounts selected by the Contract Owner to support Annuity Payments.

WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to Hartford that is manually signed by the Contract Owner(s) and received at the Administrative Office of Hartford.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                             FEE AND EXPENSE TABLES

                        Contract Owner Transaction Expenses

Sales Charge imposed on Premium Payment.....................  None
Contingent Deferred Sales Charge (as a percentage of
  Commuted Value)*
    First Year..............................................     6%
    Second Year.............................................     6%
    Third Year..............................................     5%
    Fourth Year.............................................     5%
    Fifth Year..............................................     4%
    Sixth Year..............................................     3%
    Seventh Year............................................     2%
    Eighth Year.............................................     0%
Exchange Fee................................................  None

---------

* Only applies to PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. Annuity Payment Option, after the Income Start Date.

                        Annual Separate Account Expenses
                 (as a percentage of average annual net assets)

Mortality and Expense Risk Charge...........................   1.25%
Other Charges...............................................   None
Total Separate Account Expenses.............................   1.25%

                         Annual Fund Operating Expenses
                         (as percentage of net assets)

                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Advisers Fund..........................   0.610%     0.020%     0.630%
 Hartford Bond Fund..............................   0.490%     0.020%     0.510%
 Hartford Capital Appreciation Fund..............   0.620%     0.020%     0.640%
 Hartford Dividend and Growth Fund...............   0.660%     0.020%     0.680%
 Hartford Index Fund.............................   0.375%     0.015%     0.390%
 Hartford International Advisers Fund............   0.750%     0.120%     0.870%
 Hartford International Opportunities Fund.......   0.680%     0.090%     0.770%
 Hartford Money Market Fund......................   0.425%     0.015%     0.440%
 Hartford MidCap Fund (1)........................   0.750%     0.040%     0.790%
 Hartford Mortgage Securities Fund...............   0.425%     0.025%     0.450%
 Hartford Small Company Fund.....................   0.750%     0.020%     0.770%
 Hartford Stock Fund.............................   0.430%     0.020%     0.450%

---------

(1) Hartford MidCap Fund is a new Fund: Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year.


    The above tables are intended to assist the Contract Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The table reflects the current management fees, other expenses and total expenses for each Fund. Premium Taxes, ranging from 0% to 4%, may also be applicable. For a more complete description of the various costs and expenses, see "Contract Fees and Charges," page 18 and the prospectus for the Funds which accompanies this Prospectus.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLES

    A Contract Owner will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an Annuitant age 65 with a 5% Assumed Investment Return:

    1. If the LIFE Annuity Payment Option is selected and you do not surrender your Contract:

                                                 1       3
SUB-ACCOUNT                                    YEAR    YEARS
                                               -----   ------
Advisers Fund................................   $19     $60
Bond Fund....................................    18      56
Capital Appreciation Fund....................    19      60
Dividend and Growth Fund.....................    20      61
Index Fund...................................    17      52
International Advisers Fund..................    22      67
International Opportunities Fund.............    21      64
MidCap Fund..................................    21      65
Money Market Fund............................    17      54
Mortgage Securities Fund.....................    17      54
Small Company Fund...........................    21      64
Stock Fund...................................    17      54

    2. If the PAYMENTS GUARANTEED FOR 20 YEARS Annuity Payment Option is selected and you do not surrender your Contract:

                                                 1       3
SUB-ACCOUNT                                    YEAR    YEARS
                                               -----   ------
Advisers Fund................................   $19      $60
Bond Fund....................................    18       56
Capital Appreciation Fund....................    19       61
Dividend and Growth Fund.....................    20       52
Index Fund...................................    17       67
International Advisers Fund..................    22       64
International Opportunities Fund.............    21       65
MidCap Fund..................................    21       54
Money Market Fund............................    17       54
Mortgage Securities Fund.....................    17       54
Small Company Fund...........................    21       64
Stock Fund...................................    17       54

    3. If the GUARANTEED PAYMENTS FOR 20 YEARS Annuity Payment Option is selected and you surrender your Contract:

                                                 1       3
SUB-ACCOUNT                                    YEAR    YEARS
                                               -----   ------
Advisers Fund................................   $79      $110
Bond Fund....................................    78      106
Capital Appreciation Fund....................    79      110
Dividend and Growth Fund.....................    80      111
Index Fund...................................    77      102
International Advisers Fund..................    82      117
International Opportunities Fund.............    81      114
MidCap Fund..................................    81      115
Money Market Fund............................    77      104
Mortgage Securities Fund.....................    77      104
Small Company Fund...........................    81      114
Stock Fund...................................    77      104

    These examples should not be considered representations of past or future performance or expenses. The actual expenses paid or performance achieved may be greater or less than those shown.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    The following information has been derived from the audited financial statements of the Separate Account which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                               1997
                                                         ----------------
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $2.114
Number accumulation units outstanding at end of period
 (in thousands)........................................        111,586
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $4.602
Number accumulation units outstanding at end of period
 (in thousands)........................................        372,754
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.650
Number accumulation units outstanding at end of period
 (in thousands)........................................        140,797
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $3.572
Number accumulation units outstanding at end of period
 (in thousands)........................................      1,012,472
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $4.845
Number accumulation units outstanding at end of period
 (in thousands)........................................        351,189
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $2.098
Number accumulation units outstanding at end of period
 (in thousands)........................................         81,143
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1987)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $3.726
Number accumulation units outstanding at end of (in
 thousands)............................................        109,837
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at end of period...............         $1.000
Accumulation unit value at end of period...............         $1.469
Number accumulation units outstanding at end of period
 (in thousands)........................................        264,642
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MARCH 8, 1994)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $2.149
Number accumulation units outstanding at end of period
 (in thousands)........................................        308,682
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MARCH 1, 1995)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.319
Number accumulation units outstanding at end of period
 (in thousands)........................................         43,217
HARTFORD SMALL COMPANY FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 9, 1996)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.247
Number accumulation units outstanding at end of period
 (in thousands)........................................         56,706
HARTFORD MIDCAP FUND SUB-ACCOUNT
(INCEPTION DATE JULY 30, 1997)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.097
Number of accumulation units outstanding at end of
 period (in thousands).................................          8,306

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                    SUMMARY

                              GENERAL DESCRIPTION

    This Prospectus is designed to provide prospective Contract Owners with information necessary to decide whether or not to purchase a Contract. This summary provides a concise description of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the related Statement of Additional Information, the Contract, and the prospectus for the Funds. For further information, contact the Administrative Office of Hartford or your registered representative.

                             PURCHASING A CONTRACT

    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with a single Premium Payment to the Administrative Office of Hartford. The minimum Premium Payment for a Contract is $25,000 and the maximum Premium Payment generally is $1,000,000 (See "Purchasing a Contract," page - ), unless approved by Hartford.

    Subject to certain minimum allocation requirements that may be in effect from time to time, the Premium Payment is allocated to each Sub-Account as specified on the application or order request. All percentage allocations must be in whole numbers. (See "Crediting an Allocating Premium Payment," page - .)

                         RIGHT TO EXAMINE THE CONTRACT

    Contract Owners may cancel the Contract during the Cancellation Period and receive a refund equal to the Contract Value. The Cancellation Period is a ten-day period of time beginning when the Contract is received by a Contract Owner. Some states require a longer Cancellation Period and return of the Premium Payment. (See "Right to Examine the Contract," page - .)

                                   TRANSFERS

    Prior to the Annuity Calculation Date, a Contract Owner may transfer all or part of any Sub-Account Value to another available Sub-Account(s), subject to certain restrictions. (See "Sub-Account Value Transfers," page - .) Similar transfers may be made after the Income Start Date, subject to certain restrictions. (See "Variable Annuity Payments," page - .)

                            ANNUITY PAYMENT OPTIONS

    The following Annuity Payment Options are available under the Contract: Life Annuity; LIFE ANNUITY WITH CASH REFUND; LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; JOINT AND LAST SURVIVOR; JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; AND PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS.

                                 DEATH BENEFITS

    The Contract provides for a Death Benefit, under certain Annuity Payment Options, in the event the Annuitant or Contract Owner(s) die(s) prior to the Income Start Date and if the Annuitant dies after the Income Start Date. (See "Payment Upon the Death of Any Contract Owner or the Annuitant," page - .) Certain Annuity Payment Options do not provide a Death Benefit.

                                   SURRENDERS

    Upon Written Notice prior to the Annuity Calculation Date, a Contract Owner may surrender the Contract and receive the Contract Value. On or after the Income Start Date under a PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option, a Contract Owner also may surrender the Contract for the Surrender Value. (See "Surrenders," page - .) Surrenders may have adverse federal income tax consequences including the possibility of being subject to a penalty tax. (See "Federal Tax Considerations," page - .)

                                CHARGES AND FEES

    The following charges and fees are assessed under the Contracts:

 CONTINGENT DEFERRED SALES CHARGE.

    Hartford deducts a contingent deferred sales charge if the Contract is surrendered after the Income Start Date under PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option. The contingent deferred sales charge is 6% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the first two Contract Years; 5% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the third or fourth contract years; and decreases 1% each Contract Year up to and including the seventh Contract Year. The contingent deferred sales charge is 0% if the Contract is surrendered after the seventh Contract Year. No contingent deferred sales charge is assessed upon the death of the Annuitant after the Income Start Date.

 MORTALITY AND EXPENSE RISK CHARGE.

    Hartford makes a daily charge of .003446% (approximately equivalent to an effective annual rate of 1.25%) of the Separate Account's net assets to compensate it for assuming certain mortality and expense risks. (See "Mortality and Expense Risk Charge," page - .)

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PREMIUM TAX CHARGE.

    Generally, taxes , if any, on the Premium Payment are incurred as of the Annuity Calculation Date, and a Premium Tax Charge is deducted from the Contract Value as of that date. These taxes currently range from 0% to 4.0% of the Premium Payment. (See "Premium Tax Charge," page - .)

 EXPENSES OF THE FUNDS.

    The investment experience of each Sub-Account reflects that of the Fund whose shares it holds. The investment experience of each Fund, in turn, reflects its fees and other operating expenses. Please read the prospectus for each of the Funds for details.

                  HARTFORD, THE SEPARATE ACCOUNT AND THE FUNDS

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                HARTFORD RATINGS

                            EFFECTIVE
                             DATE OF
      RATING AGENCY          RATING      RATING     RATING BASIS OF RATING
--------------------------  ---------  -----------  ----------------------
A.M. Best and Company,         9/9/97          A+   Financial soundness
Inc.                                                and operating
                                                    performance.
Standard & Poor's             1/23/98          AA   Claims paying ability
Duff & Phelps                 1/23/98         AA+   Claims paying ability

                                SEPARATE ACCOUNT

    The Separate Account is a separate investment account of Hartford established under Connecticut law on June 2, 1986. Hartford owns the assets of the Separate Account. These assets are held separate from Hartford's general account and its other separate accounts. That portion of the Separate Account's assets that is equal to the reserves and other Contract liabilities of the Separate Account is not chargeable with liabilities arising out of any other business Hartford may conduct.

    The Separate Account is registered with the Commission under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the Commission of the management of the Separate Account or of Hartford. The Separate Account is also governed by the laws of Connecticut, Hartford's state of domicile, and may also be governed by laws of other states in which Hartford does business.

    The investment in the Separate Account is allocated to one or more Sub-Accounts as per the Contract Owner's specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. The Separate Account has 12 Sub-Accounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Sub-Account are credited to or charged against that Sub-Account without regard to other income, gains or losses of Hartford.

 CHANGES TO THE SEPARATE ACCOUNT.

    Hartford may make the following changes to the Separate Account:

1.  Any changes required by the 1940 Act or other applicable law or regulation;

2.  combine separate accounts, including the Separate Account;

3. add new Sub-Accounts to or remove existing Sub-Accounts from the Separate Account or combine Sub-Accounts;

4. make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as Hartford may determine;

5.  add new Funds or remove existing Funds;

6. substitute new Funds for any existing Fund if shares of the Fund are no longer available for investment or if Hartford determines that investment in a Fund is no longer appropriate in light of the purposes of the Separate Account;

7. de-register the Separate Account under the 1940 Act if such registration is no longer required; and

8. operate the Separate Account as a management investment company under the 1940 Act or as any other form permitted by law.

    No such changes will be made without any necessary approval of the Commission and applicable state insurance departments. Contract Owners will be notified of any changes.

                                   THE FUNDS

    Each Sub-Account invests in a corresponding Fund. Each of the Funds is an open-end diversified management investment company managed by HL Investment Advisors, Inc. ("HL Advisors"), a registered investment adviser. HL Advisors has retained Wellington Management Company, L.L.P. to act as investment sub-adviser to the Funds indicated by an asterisk. In addition, HL Advisors has entered into an investment services agreement with Hartford Investment Management Company ("HIMCO"), for the provision of investment services to the remaining Funds. The Funds, as well as a brief description of their investment objectives, are provided below:

HARTFORD ADVISERS FUND Seeks to achieve maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.*

HARTFORD BOND FUND Seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities.

HARTFORD CAPITAL APPRECIATION FUND Seeks to achieve growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.*

HARTFORD DIVIDEND AND GROWTH FUND Seeks a high level of current income consistent with growth of capital and reasonable investment risk. The Fund invests primarily in equity securities and securities convertible into equity securities.*

HARTFORD INDEX FUND Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.(1)

HARTFORD INTERNATIONAL ADVISERS FUND Seeks to provide maximum long-term total return consistent with prudent

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

investment risk. The Fund assets will be diversified among at least five countries and will be allocated among equity and debt securities and money market instruments.*

HARTFORD INTERNATIONAL OPPORTUNITIES FUND Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.*

HARTFORD MIDCAP FUND Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.*

HARTFORD MORTGAGE SECURITIES FUND Seeks to achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

HARTFORD SMALL COMPANY FUND Seeks to achieve growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.*
HARTFORD STOCK FUND Seeks to achieve long-term growth of capital growth by investing primarily in equity securities.*

HARTFORD MONEY MARKET FUND Seeks to achieve maximum current income consistent with liquidity and preservation of capital. The Fund invests in short-term money market securities.

    (1)"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Index Fund.

    NO ONE CAN ASSURE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this Prospectus and the current statement of additional information for the Funds. THE FUNDS' PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED BY CALLING 1-800-862-6668. The Funds' prospectus should be read carefully before any decision is made concerning the allocation of the Premium Payment or transfers of Contract Value among the Sub-Accounts.

    Hartford cannot guarantee that each Fund will always be available under the Contracts, but in the unlikely event that a Fund is not available, Hartford will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at Net Asset Value, without a sales charge.

    Shares of the Funds are sold to separate accounts of Hartford and its insurance company affiliates other than the Separate Account to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, Hartford will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed funding, as disclosed in the Funds' prospectus.

    ALL FUNDS MAY NOT BE AVAILABLE IN ALL STATES.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    The Advisers Fund, Bond Fund, Capital Appreciation Fund, Dividend and Growth Fund,Index Fund, International Advisers Fund, International Opportunities Fund, MidCap Fund, Mortgage Securities Fund, Small Company Fund, Stock Fund, and Money Market Fund Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).

    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
The net

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level.
    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Money Market Fund Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

    The Separate Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.

    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                          DESCRIPTION OF THE CONTRACTS

                             PURCHASING A CONTRACT

    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request. The maximum age for Annuitants on the Contract Issue Date is 90. A single Premium Payment must be delivered to the Administrative Office of Hartford along with the Contract Owner's application or an order request. The minimum Premium Payment is $25,000 unless Hartford specifically consents to a lower Premium Payment. No additional Premium Payments may be made under the Contracts. Unless Hartford gives its prior approval, it will not accept a Premium Payment in excess of $1,000,000. Hartford will send Contract Owners a confirmation notice upon receipt and acceptance of the Contract Owner's Premium Payment.

                         RIGHT TO EXAMINE THE CONTRACT

    Contract Owners may cancel the Contract during the Cancellation Period, which is the 10-day period beginning on the day the Contract Owner receives the Contract. Some states may require a longer Cancellation Period. To cancel the Contract, the Contract Owner must mail or deliver within 10 days, a written request for cancellation accompanied by the Contract to the Administrative Office of Hartford.

    Hartford will refund the Contract Value as of the date of receipt of the request for cancellation. The Contract Owner bears the investment risk during the period prior to Hartford's receipt of the request for cancellation. Hartford will refund the Premium Payment where required by law.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            CREDITING AND ALLOCATING
                              THE PREMIUM PAYMENT

    If the application or an order request for a Contract is properly completed and is accompanied by any additional information necessary to process it, the Premium Payment will be allocated, as designated by the Contract Owner, to one or more of the Sub-Accounts within two business days of receipt. If the application, order request, or other required information is incomplete when received, Hartford reserves the right to retain the Premium Payment for up to five business days while it attempts to complete the information. If the information cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Premium Payment will be returned unless the applicant specifically consents to Hartford retaining the Premium Payment until the information is made complete. The Premium Payment will then be allocated within two business days after receipt of the complete information.

    Contract Owners may allocate the Premium Payment among any or all available Sub-Accounts subject to minimum amounts then in effect. Currently, amounts allocated to any one Sub-Account must equal at least 1% of the net Premium Payment. All percentage allocations must be in whole numbers.

                    CONTRACT VALUE BEFORE INCOME START DATE

 SUB-ACCOUNT VALUE.

    The Contract Value is the sum of all Sub-Account Values and therefore reflects the investment performance of the Sub-Accounts to which it is allocated. The Sub-Account Value for any Sub-Account as of the Contract Issue Date is equal to the amount of the Premium Payment allocated to that Sub-Account. The Sub-Account Value for a Contract is determined on any given day by the multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account. Therefore, on any Valuation Day the Contract Owner's Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

 ACCUMULATION UNITS.

    The portions of the Premium Payment allocated to a Sub-Account or amounts of Contract Value transferred to a Sub-Account are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Sub-Account is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value for that Sub-Account for the Valuation Day as of which the portion of the Premium Payment or transferred Contract Value is invested in the Sub-Account. Transferred Contract Value is invested in a Sub-Account as of the end of the Valuation Period during which the transfer request was received. Therefore, a Premium Payment or portion thereof allocated to or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract.

    Surrenders, transfers out of a Sub-Account, the death of any Contract Owner or the Annuitant before the Income Start Date, and the application of Contract Value less Premium Tax to an Annuity Payment Option on the Annuity Calculation Date all result in a decrease in the number of Accumulation Units of one or more Sub-Accounts. Accumulation Units are valued as of the end of the Valuation Period.

    The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below).

                     THE NET INVESTMENT FACTOR (BEFORE AND
                            AFTER INCOME START DATE)

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the result of:

     a. the Net Asset Value of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

     b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Sub-Account.

(2) is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period.

(3) is a daily factor representing the mortality and expense risk charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

                     SUB-ACCOUNT VALUE TRANSFERS BEFORE AND
                            AFTER INCOME START DATE

    The Contract Owner may transfer the values of the Sub-Accounts allocations from one or more Sub-Accounts to another free of charges. However, Hartford reserves the

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.

    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that the callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

    Transfers between Sub-Accounts may be made both before and after the Income Start Date provided that the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (E.G., 1%).

    It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instructions.

    Subject to exceptions set forth in the following paragraph, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but would not be limited to, the requirements of a minimum time period between each transfer, not accepting transfer requests of an agent acting under power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners. Some states may have certain limitations.

    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.

                                   SURRENDERS

 ON OR BEFORE THE INCOME START DATE.

    A Contract Owner may surrender the Contract for its Surrender Value at any time on or before the Income Start Date. A Contract's Surrender Value fluctuates daily as a function of the investment performance of the Sub-Accounts in which a Contract Owner is invested. Hartford does not guarantee any minimum Surrender Value. The Surrender Value will be determined as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.

 AFTER THE INCOME START DATE.

    A Contract Owner may surrender the Contract on or after the Income Start Date only if the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option is in effect. Upon such a surrender Hartford pays the Contract Owner the Commuted Value less any applicable contingent deferred sales charges. This surrender charge is computed as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.

    Contract Owners should consult their tax adviser regarding the tax consequences of a surrender. result in adverse tax consequences, including the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "Federal Tax Considerations," page for more details.

                         DEATH BEFORE INCOME START DATE

    If the Contract Owner or the Annuitant dies before the Income Start Date, Hartford will pay the Death Benefit.

    The Death Benefit is an amount equal to the Contract Value. The Contract Value may be taken in one sum or under any of the settlement options then being offered by Hartford.

    IF THE CONTRACT OWNER DIES before the Income Start Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary and the Annuitant is living, the spouse may elect, in lieu of receiving the Contract Value, to be treated as the Contract Owner. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

    IF THE ANNUITANT DIES prior to the Income Start Date and the Contract Owner is living, the Contract Owner shall be

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

the Beneficiary. In that case, the rights of any designated Beneficiary shall be voided.

                    DEATH ON OR AFTER THE INCOME START DATE

    If the Annuitant dies on or after the Income Start Date, Hartford will pay the Death Benefit under the Annuity Payment Option in effect as of the Annuitant's death. Under some Annuity Payment Options, there is no Death Benefit.

    The Death Benefit on or after the Income Start Date, under the Payments Guaranteed for a Specified NUMBER OF YEARS Annuity Payment Option, is the greatest of:

a)  the Commuted Value;
b) 100% of the Premium Payment reduced by the aggregate dollar amount of all Annuity Payments made since the Income Start Date; and

c) the Maximum Anniversary Value (the greatest Anniversary Value under the Contract while the Annuitant is alive prior to his or her 81st birthday reduced by the dollar amount of Annuity Payments made since that anniversary).

    IF THE ANNUITANT DIES on or after the Income Start Date, the Beneficiary will have the option of having payments continue to the Beneficiary for the remainder of the period or taking the Death Benefit in one sum.

    IF A CONTRACT OWNER WHO IS NOT THE ANNUITANT, DIES on or after the Income Start Date, any surviving joint Contract Owner becomes the sole Contract Owner. If there is no surviving Contract Owner, the Payee becomes the new Contract Owner. If any Contract Owner dies, the remaining Annuity Payments will be distributed at least as rapidly as under the method of distribution being used as of the date of such death.

                       DETERMINATION OF THE DEATH BENEFIT

    The Death Benefit will be calculated as of the date Hartford receives Written Notice of Due Proof of Death. Any Annuity Payments made on or after the date of death, but before receipt of Written Notice of Due Proof of Death will be recovered by Hartford from the Payee.

    PRIOR TO THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or under one of the settlement options being offered, the Contract Value will be moved to the Hartford Money Market Fund.

    ON OR AFTER THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or continue payments, the present value of the guaranteed remaining payments will be moved to the Hartford Money Market Fund.

    Upon receipt of complete instructions, Hartford will proceed as follows: If the instructions are to resume payments, Hartford will make any payments that went unpaid since the date Hartford received Written Notice of Due Proof of Death. Hartford will then reallocate the remaining balance in the Hartford Money Market Fund according to the instructions and resume payments. If the instructions are to pay the Death Benefit in one sum, Hartford will pay the Death Benefit.

                      DISTRIBUTION REQUIREMENTS: PRIOR TO
                             THE INCOME START DATE

    The Contract Value will be distributed based on the Contract Owner's or Annuitant's date of death and the Beneficiary's election:

1)  in a single lump sum within five years;

2)  under an Annuity Payment Option provided that:

     a) Annuity Payments begin within one year of the date of death, and

     b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary, or

     c) Annuity Payments are made in substantially equal installments over a period not greater than the life expectancy of the Beneficiary;

3) if the sole Beneficiary is the spouse of the deceased Contract Owner, he or she may by Written Notice within one year of the Contract Owner's death, elect to continue the Contract as the new Contract Owner. If the spouse so elects, all of his or her rights as Beneficiary cease and if the deceased Contract Owner was also the sole Annuitant and appointed no contingent Annuitant, he or she will become the Annuitant; or

4) if the Contract Owner is not an individual, then the "primary Annuitant" shall be treated as the Contract Owner under 1) and 2) above. For this purpose, the "primary Annuitant" means the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

                          PAYMENTS UNDER THE CONTRACT

    Hartford generally makes payments of surrenders, Death Benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

Proofs of Death. However, Hartford may postpone such payments for any of the following reasons:

1. when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the Commission; or

2. when the Commission by order permits a postponement for the protection of Contract Owners; or

3. when the Commission determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

    If a recent check or draft has been submitted, Hartford has the right to defer payment of surrenders, payments upon the death of the Contract Owner or Annuitant before the Income Start Date, Death Benefits, or Annuity Payments until the check or draft has been honored.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      SELECTING AN ANNUITY PAYMENT OPTION

    The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of Annuity Payments, and the amount of each Annuity Payment. The Contract Owner must select the Annuity Payment Option when applying for the Contract. This election is irrevocable once the Contract is issued. The Contract Owner must select the Sub-Accounts to which Contract Value less applicable Premium Tax will be applied. Unless otherwise directed, Sub-Account values, as they exist on the Annuity Calculation Date, are used to calculate the first Annuity Payment.

                            ANNUITY PAYMENT OPTIONS

LIFE ANNUITY.

    Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST ANNUITY PAYMENT, TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND ANNUITY PAYMENT, ETC.

LIFE ANNUITY WITH CASH REFUND.

    Hartford makes Annuity Payments to the Payee as long as the Annuitant lives. If the Annuitant dies and the sum of all Annuity Payments made are less than the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date, the Beneficiary is entitled to a Death Benefit. The Death Benefit equals the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date minus the sum of all Annuity Payments made. This Option is only available using the 5% A.I.R.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS.

    Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of: a) 100 minus the Annuitant's age or b) 40 years, whichever is less). If the Annuitant dies before the specified number of years has passed, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

JOINT AND LAST SURVIVOR LIFE ANNUITY.

    Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST ANNUITY PAYMENT, ETC. ANNUITY PAYMENTS AFTER THE DEATH OF THE FIRST ANNUITANT MADE IN AMOUNTS EQUAL TO 100%, 66.67% OR 50% OF THE AMOUNT THAT WOULD OTHERWISE BE PAID.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. WHILE BOTH ANNUITANTS ARE LIVING.

    Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. At the time of purchase, the Contract Owner must elect to have Annuity Payments after the death of the first Annuitant made in amounts equal to 100%, 66.67% or 50% of the amount that would otherwise be paid. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of 100 minus the younger Annuitant's age). If the Annuitants die before the specified number of years has passed, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS.

    Hartford makes Annuity Payments to the Payee for the number of years (a minimum of five years and maximum of 100 minus the Annuitant's age) selected by the Contract Owner. If the Annuitant dies before the specified number of years has passed, payments to the Beneficiary will continue until the specified number of years has elapsed. After the death of the Annuitant, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

    Prior to the death of the Annuitant, the Contract Owner may elect to receive the Commuted Value. If the Contract Owner makes this election, Hartford will deduct the contingent deferred sales charge from the Commuted Value before paying it to the Contract Owner.

                      ANNUITY CALCULATION DATE AND INCOME
                                   START DATE

    The Contract Owner selects the Income Start Date in the application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Income Start Date. The Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by the Contract Owner as of the Annuity Calculation Date. The first Annuity Payment is

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

computed using the value of such Annuity Units as of the Annuity Calculation
Date.

                              INCOME PAYMENT DATES

    All Annuity Payments after the first Annuity Payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Income Start Date based on the Annuity Payment frequency selected by the Contract Owner and shown on the specification page - of the Contract. Available Annuity Payment frequency includes monthly, quarterly, semi-annual and annual. The Annuity Payment frequency may not be changed once selected by the Contract Owner.

    In the event that the Contract Owner does not select an Annuity Payment frequency, Annuity Payments will be made monthly.

                           VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT.

    Variable Annuity Payments are periodic payments from Hartford to the designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by the Contract Owner to support such Annuity Payments. The dollar amount of the first Variable Annuity Payment depends on the Annuity Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value applied to purchase the Annuity Payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an Assumed Investment Return of not less than 3.0%.

    The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account.

ANNUITY UNITS.

    The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity Payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS.

    The dollar amount of each subsequent Variable Annuity Payment attributable to each Sub-Account is determined by multiplying the number of Annuity Units of that Sub-Account credited under the Contract by the Annuity Unit value (described below) for that Sub-Account for the Valuation Period ending on the Income Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date. The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Sub-Account. Notwithstanding the foregoing, when an Income Payment Date would fall on a day that is not a Valuation Day, the Income Payment is computed as of the Valuation Day immediately following what would have been the Income Payment Date.

    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b) is the Annuity Unit value for the preceding Valuation Period; and

(c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

    The Annuity Unit Factor is equal to one plus the applicable Assumed Investment Return percentage. Therefore, for 3%, it is 1.03, for 5% it is 1.05 and for 6% it is 1.06. The annual factors can be translated into daily factor of 1.00008098, 1.00013368, and 1.00015965, respectively.

THE ASSUMED INVESTMENT RETURN.

    The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account or Sub-Accounts supporting the Variable Annuity Payments, less an adjustment to neutralize the selected Assumed Investment Return. Dividing what would otherwise be the Annuity Unit value by the Assumed Investment Return factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the Assumed Investment Return selected by the Contract Owner. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    The Contract permits Contract Owners to select one of three Assumed Investment Returns: 3%, 5% or 6%. A higher Assumed Investment Return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the Assumed Investment Return. The following examples may help clarify the impact of selecting one Assumed Investment Return over another:

1. If a Contract Owner selects a 3% ASSUMED INVESTMENT Return and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 3% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 3%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

2. If a Contract Owner selects a 5% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 5%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

3. If a Contract Owner selects a 6% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 6% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 6%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

    Exchange ("Transfer") of Annuity Units. Calculation Date, the Contract Owner may exchange (I.E., "transfer") the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives Written Notice requesting transfer. For guidelines refer to "Sub-Account Value Transfers" on page 12.

                           CONTRACT FEES AND CHARGES

                        CONTINGENT DEFERRED SALES CHARGE

    No sales charge is deducted from the Premium Payment at the time that the Payment is made. However, a contingent deferred sales charge is deducted when a Contract Owner elects to receive the Commuted Value under the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYMENT OPTION.

    In the event that surrender charges from the Contracts are not sufficient to cover the expenses of selling the Contracts, Hartford will bear such expenses. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by Hartford.

    The surrender charge is equal to a percentage of the Commuted Value (not to exceed the Premium Payment) and is deducted from those values prior to their being paid.

                   SURRENDER CHARGE AS A PERCENTAGE
 CONTRACT YEAR             OF COMMUTED VALUE
----------------  -----------------------------------
       1                              6%
       2                              6%
       3                              5%
       4                              5%
       5                              4%
       6                              3%
       7                              2%
   8 or more                          0%

                               PREMIUM TAX CHARGE

    Certain states and municipalities impose a tax on Hartford in connection with the Premium Payment or Contract Value. This tax can range from 0% to 4% of either the Premium Payment or the Contract Value and is generally based on the Contract Owner's state of residence. Taxes are generally incurred by Hartford as of the Annuity Calculation Date. Hartford deducts the charge for taxes from the Contract Value on the Annuity Calculation Date. Some jurisdictions impose a tax on the Premium Payment at the time the Premium Payment is received. In those jurisdictions,

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

Hartford's current practice is to pay the tax on the Premium Payment and then deduct the charge for these taxes from the Contract Value on a surrender prior to Annuity Calculation Date, or on the Annuity Commencement Date.

                       MORTALITY AND EXPENSE RISK CHARGE

    Hartford deducts a daily charge from the assets of the Separate Account to compensate Hartford for mortality and expense risks that Hartford assumes under the Contracts. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Separate Account. Approximately .90% of this annual charge is for the assumption of mortality risk and .35% is for the assumption of expense risk.

    The mortality risk that Hartford assumes (for life contingency based Annuity Payment Options) is the risk that Annuitants, as a group, will live for a longer period of time than Hartford estimated when it established the annuity purchase rates in the Contract. Because of these guarantees, each Contract Owner is assured that the Annuitant's longevity will not have an adverse effect on the Annuity Payments that the Payee receives under Annuity Payment Options based on life contingencies. Hartford also assumes a mortality risk because the Contracts guarantee a "death benefit" if the Contract Owner or Annuitant dies before the Income Start Date.

                                 FUND EXPENSES

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percent of a Fund's average daily net assets at an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                        ADDITIONAL CONTRACT INFORMATION

                               CONTRACT OWNERSHIP

    The Contract belongs to the Contract Owner. A Contract Owner may exercise all of the rights and options described in the Contract. Only the Annuitant may be the owner of an IRA Contract.

    The Contract Owner's rights include the right to: (1) select or change the Contract Owner, (2) select or change any Beneficiary or contingent Beneficiary,
(3) select or change the Payee while the Annuitant is still alive, (4) allocate the Premium Payment among and between the Sub-Accounts, (5) transfer Contract Value among and between the Sub-Accounts, and (6) exchange or transfer Annuity Units between Sub-Accounts on which Variable Annuity Payments are based.

    The rights of owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "Federal Tax Considerations," page - for more details.

    Selection of an Annuitant or Payee who is not the Contract Owner may have adverse tax consequences. See "Federal Tax Considerations," page - for more details.

                   CHANGING THE CONTRACT OWNER OR BENEFICIARY

    At any time after the Cancellation Period, a Contract Owner may transfer ownership of the Contract subject to Hartford's policies and procedures at the time of the change.

    At any time prior to the death of the Annuitant, the Contract Owner may name a new Beneficiary by Written Notice unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Contract Owner must provide the irrevocable Beneficiary's written consent to Hartford before a new Beneficiary is designated.

    These changes take effect as of the day the Written Notice was signed and dated. Hartford is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "Federal Tax Considerations," page - .

                           MISSTATEMENT OF AGE OR SEX

    If an age or sex of the Annuitant given to Hartford (in the application or otherwise) is misstated, Hartford will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct age or sex. If Hartford made any underpayments because of any such misstatement, it shall pay the amount of such underpayment to the Payee or Beneficiary in one sum. If Hartford makes any overpayments because of a misstatement of age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment.

                            CHANGE OF CONTRACT TERMS

    Upon notice to the Contract Owner, Hartford may modify the Contract to:

1. conform the Contract or the operations of Hartford or of the Separate Account to the requirements of any law to which the Contract, Hartford or the Separate Account is subject;

2. assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;

3. reflect a change (as permitted in the Contract) in the operation of the Separate Account.

    In the event of any such modification, Hartford will make appropriate endorsements to the Contract.

    No modification of this Contract shall be made except over the signature of the President, a Vice President, an Assistant Vice President or a Secretary of Hartford. Any modification or waiver must be in writing. No agent may bind Hartford by making any promise not contained in the Contract.

                           REPORTS TO CONTRACT OWNERS

    Hartford sends each Contract Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units and the dollar value of such units; the Contract Value prior to the Annuity Calculation Date; the Premium Payment; or surrenders made before the Annuity Calculation Date; Annuity Payments on or after the Income Start Date; and any other information required by law.

    The reports, which are mailed to Contract Owners at their last known address, include any information that may be required by the Commission or the insurance supervisory official of the jurisdiction in which the Contract is issued.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Hartford also sends any other reports, notices or documents required by law to be furnished to Owners.

                                 MISCELLANEOUS

NON-PARTICIPATING.

    The Contract does not participate in the surplus or profits of Hartford and Hartford does not pay dividends on the Contract.

PROOF OF AGE AND SURVIVAL.

    Hartford reserves the right to require proof of the Annuitant's age and gender prior to the Annuity Calculation Date. In addition, Hartford reserves the right to require proof that the Annuitant is living before any Income Payment Date.

CONTRACT APPLICATION OR ORDER REQUEST.

    Hartford issues the Contract in consideration of the Contract Owner's application or order request and Premium Payment. The entire Contract is made up of the Contract and any attached endorsements or riders. In the absence of fraud, Hartford considers statements made in the application or order request to be representations and not warranties. Hartford will not use any statement in defense of a claim or to void the Contract unless it is contained in the application or order request. Hartford will not contest the Contract.

                               VOTING PRIVILEGES

    In accordance with current interpretations of applicable law, Hartford votes Fund shares held in the Separate Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts.

    The number of votes that a Contract Owner has the right to instruct are calculated separately for each Sub-Account, and may include fractional votes. Prior to the Annuity Calculation Date, the Contract Owner holds a voting interest in each Sub-Account to which Variable Contract Value is allocated. After the Annuity Calculation Date, the Contract Owner has a voting interest in each Sub-Account from which Variable Annuity Payments are made.

    For each Contract Owner prior to the Annuity Calculation Date, the number of votes attributable to a Sub-Account will be determined by dividing the Contract Owner's Sub-Account Value by the Net Asset Value of the Fund in which that Sub-Account invests. For each Contract Owner after the Annuity Calculation Date, the number of votes attributable to a Sub-Account is determined by dividing the liability for future Variable Annuity Payments to be paid from that Sub-Account by the Net Asset Value of the Fund in which that Sub-Account invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Assumed Investment Return and the Annuity Unit value of that Sub-Account. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.

    The number of votes available to a Contract Owner are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Contract Owner or Payee having a voting interest in a Sub-Account will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Sub-Account invests.

    Fund shares as to which no timely instructions are received and shares held by Hartford in a Sub-Account as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    TAX LAW IS COMPLEX AND TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER AND, IF APPLICABLE, THE TYPE OF RETIREMENT PROGRAM FOR WHICH THE CONTRACT IS PURCHASED. THEREFORE, A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT MAY NEED LEGAL AND TAX ADVICE.

    This Prospectus does not provide a detailed description of the federal income tax consequences of purchasing a Contract. Special tax rules may apply to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a prospective purchaser should always consult a qualified tax adviser. This discussion is based on Hartford's understanding of current federal income tax laws as they are currently interpreted.

                 TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter M. Investment

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

               TAXATION OF PURCHASERS OF NON-QUALIFIED CONTRACTS

CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS.

    Section 72 of the Code governs the taxation of annuity contracts and contains provisions relating to non-natural Contract Owners. Non-natural persons include, among others, corporations, trusts, and partnerships. In general, unless the non-natural person holds a Contract as agent for a natural person, the annual net increase in the value of the Contract is includable in the non-natural person's gross income for the tax period in which the net increase occurs. There is, however, an exception to this general rule for certain annuity contracts held by structured settlement companies, certain annuity contracts held by an employer with respect to a terminated qualified retirement plan and certain immediate annuity contracts. For this purpose, an immediate annuity means an annuity that is purchased with a single premium payment, that has an annuity start date commencing no later than one year from the date of purchase, and that provides for a series of substantially equal periodic payments to be made not less frequently than annually during the annuity period. A non-natural person which is a tax-exempt entity for federal income tax purposes is not subject to income tax as a result of Section 72 of the Code.

NATURAL PERSONS.

    Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (I.E., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.

DISTRIBUTIONS PRIOR TO THE INCOME START DATE.

    The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).

    The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).

DISTRIBUTIONS AFTER THE INCOME START DATE.

    The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PENALTY TAX ON CERTAIN DISTRIBUTIONS.

    Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

1.  made on or after a taxpayer reaches age 59 1/2;

2.  made on or after the death of the Contract Owner;

3.  attributable to a taxpayer's becoming disabled;

4. that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

5. made under certain annuities issued in connection with structured settlement agreements; and

6. made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

AGGREGATION OF TWO OR MORE CONTRACTS.

    All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.

POSSIBLE CHANGES IN TAXATION.

    In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. Although as of the date of this Prospectus Congress is not considering any legislation regarding taxation of annuity contracts, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS.

    Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Section 1035 should consult their tax adviser.

TAX STATUS OF THE CONTRACTS.

    The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

DIVERSIFICATION REQUIREMENTS.

    Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although Hartford does not have direct control over the Funds in which the Separate Account invests, Hartford believes that each Fund will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

    The Treasury Department has issued diversification regulations which generally require, in effect, among other things, that no more than 55% of the value of the total assets of each Fund is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Contract Owner has the choice of several Sub-Accounts in which to allocate the Premium Payment and Contract Value, and may be able to transfer Contract Value among Sub-Accounts more frequently than in such rulings. In addition, the Contract provides for more Sub-Accounts than did the variable contracts that were the subject of the such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, Hartford does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Hartford therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contact Owner from being considered the owner of the Separate Account's assets.

REQUIRED DISTRIBUTIONS.

    In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.

    Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                 TAXATION OF PURCHASERS OF QUALIFIED CONTRACTS

    The Contracts are designed for use as IRAs or in connection with Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. Important differences exist between the tax rules which are applicable to IRAs and Deferred Compensation Plans. These rules are complex and may vary depending on individual circumstances. Adverse tax consequences may result from distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to applicable commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts as IRAs or when owned by eligible employers in connection with Deferred Compensation Plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under a Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to IRAs and Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform it to the requirements of applicable law.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

INDIVIDUAL RETIREMENT ANNUITIES.

    The Contract is designed for use as an IRA purchased through a tax-deferred rollover contribution from another IRA, a retirement plan qualified under
Section 401 or Section 403(a) of the Code or tax sheltered annuity contract under Section 403(b) of the Code. Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.

DISTRIBUTIONS FROM AN IRA.

    In general, payments from an IRA which are not rolled over must be included in gross income as ordinary taxable income in the year in which they are received. Required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the IRA owner attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the IRA owner.

TEN PERCENT PENALTY TAX ON EARLY DISTRIBUTIONS.

    Distributions received (or deemed received) from an IRA may be subject to a penalty tax equal to ten percent (10%) of the amount treated as taxable income. In general, however, there is no such penalty tax on distributions:

1.  made on or after the date on which the taxpayer reaches age 59 1/2,

2. made to a beneficiary (or to the estate of the taxpayer) on or after the death of the taxpayer,

3.  attributable to the taxpayer's becoming disabled, or

4. which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary.

    In addition, effective for distributions from an IRA made after December 31, 1996, there is no such penalty tax on distributions:

5. made to the taxpayer to the extent such distributions do not exceed the amount allowable as a deduction for federal income tax purposes allowed to the taxpayer for amounts paid during the taxable year for medical care, or

6. if certain conditions are met, made to an unemployed taxpayer after separation from employment, for health insurance premiums.

    Code Section 457 Deferred Compensation Plans. purchased by a state or local government or tax-exempt organization that is an employer sponsoring a Deferred Compensation Plan under Section 457 of the Code in order to effect distribution of plan benefits to participants under the plan. In general, distributions from a Deferred Compensation Plan are prohibited unless made after the participant attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or beneficiary.

    Generally, required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participating employee attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the participating employee.

    Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.

                         FEDERAL INCOME TAX WITHHOLDING

    The portion of a distribution from a Contract that is taxable income to the recipient is generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Section 3405 of the Code governs withholding and is summarized below:

NON-PERIODIC DISTRIBUTIONS.

    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR).

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

    Deferred Compensation Plans. deferred compensation plan meeting the requirements of Section 457 of the Code are generally subject to regular wage withholding rules.

    Certain states also require withholding of state income tax whenever federal income tax is withheld.

      CONTRACT OWNERS THAT ARE NONRESIDENT ALIENS OR FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.

                             OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.

                               OTHER INFORMATION

                         DISTRIBUTION OF THE CONTRACTS

    Hartford Securities Distribution Company, Inc. ("HSD"), which is located at 200 Hopmeadow Street, Simsbury, CT 06070, is principal underwriter and distributor of the Contracts. HSD is an affiliate of Hartford, is registered with the Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. Hartford pays HSD for acting as principal underwriter under a distribution agreement. The Contracts are offered on a continuous basis and Hartford does not anticipate discontinuing the offer.

    Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Hartford's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with HSD. Such broker-dealers will generally receive commissions based on a percent of the Premium Payment made (up to a maximum of 6%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Contract Owners do not pay these commissions.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject.

                              FINANCIAL STATEMENTS

    The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. ^ The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                     ASSUMING HYPOTHETICAL RATES OF RETURN

    The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.

WHAT THE GRAPHS ILLUSTRATE.

    Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).

HYPOTHETICAL RATES OF RETURN.

    The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses: 0%, 6% and 12%. Net of all expenses, these constant returns are: 1.83%, 4.06% and 9.95%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.60% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.

    Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Selecting An Annuity Payment Option," page - .

ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED.

    In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments, and
(5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.

    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page - .

ASSUMED INVESTMENT RETURN.

    Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page - .

THE $1,000 INITIAL ANNUITY PAYMENT.

    The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

(I.E., the Payment Factor), the age of the Annuitant, and, in most cases (E.G., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page - .

HARTFORD LIFE INSURANCE COMPANY                                                1
--------------------------------------------------------------------------------

                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                         USING HISTORIC RATES OF RETURN

The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (I.E., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a HYPOTHETICAL Non-Qualified Contract had one existed during the years shown.

WHAT THE GRAPHS ILLUSTRATE.

    Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 1997. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").

    Average Monthly Payments reflect the actual PAST investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Selecting An Annuity Payment Option," page - .)

ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED.

    In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.

    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page - .

ASSUMED INVESTMENT RETURN.

    Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page - . Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THE $1,000 INITIAL ANNUITY PAYMENT.

    The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (I.E., the Payment Factor), the age of the Annuitant, and, in most cases (E.G., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page - .

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                           HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL 0% GROSS      HYPOTHETICAL 6% GROSS      HYPOTHETICAL 12% GROSS
         RATE                       RATE                       RATE
   AVERAGE MONTHLY            AVERAGE MONTHLY            AVERAGE MONTHLY
       PAYMENT                    PAYMENT                    PAYMENT
 FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN
    $1,000 INITIAL             $1,000 INITIAL             $1,000 INITIAL
   PAYMENT; 5% AIR            PAYMENT; 5% AIR            PAYMENT; 5% AIR
----------------------     ----------------------     ----------------------
             AVERAGE                    AVERAGE                    AVERAGE
 CONTRACT    MONTHLY        CONTRACT    MONTHLY        CONTRACT    MONTHLY
   YEAR      PAYMENT          YEAR      PAYMENT          YEAR      PAYMENT
----------  ----------     ----------  ----------     ----------  ----------
       1          970             1          996             1        1,021
       2          907             2          987             2        1,070
       3          848             3          978             3        1,120
       4          793             4          969             4        1,173
       5          741             5          961             5        1,228
       6          693             6          952             6        1,286
       7          648             7          943             7        1,346
       8          606             8          935             8        1,410
       9          566             9          927             9        1,476
      10          529            10          918            10        1,546
      11          495            11          910            11        1,619
      12          463            12          902            12        1,695
      13          433            13          894            13        1,775
      14          404            14          886            14        1,858
      15          378            15          878            15        1,946
      16          353            16          870            16        2,038
      17          330            17          862            17        2,134
      18          309            18          854            18        2,234
      19          289            19          847            19        2,340
      20          270            20          839            20        2,450

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT
Contract Year               0% Gross Rate    6% Gross Rate    12% Gross Rate
1                                     970              996             1,021
2                                     907              987             1,070
3                                     848              978             1,120
4                                     793              969             1,173
5                                     741              961             1,228
6                                     693              952             1,286
7                                     648              943             1,346
8                                     606              935             1,410
9                                     566              927             1,476
10                                    529              918             1,546
11                                    495              910             1,619
12                                    463              902             1,695
13                                    433              894             1,775
14                                    404              886             1,858
15                                    378              878             1,946
16                                    353              870             2,038
17                                    330              862             2,134
18                                    309              854             2,234
19                                    289              847             2,340
20                                    270              839             2,450

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    SUMMARY

                              GENERAL DESCRIPTION

    This Prospectus is designed to provide prospective Contract Owners with information necessary to decide whether or not to purchase a Contract. This summary provides a concise description of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the related Statement of Additional Information, the Contract, and the prospectus for the Funds. For further information, contact the Administrative Office of Hartford or your registered representative.

                             PURCHASING A CONTRACT

    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with a single Premium Payment to the Administrative Office of Hartford. The minimum Premium Payment for a Contract is $25,000 and the maximum Premium Payment generally is $1,000,000 (See "Purchasing a Contract," page 11), unless approved by Hartford.

    Subject to certain minimum allocation requirements that may be in effect from time to time, the Premium Payment is allocated to each Sub-Account as specified on the application or order request. All percentage allocations must be in whole numbers. (See "Crediting an Allocating Premium Payment," page 12.)

                         RIGHT TO EXAMINE THE CONTRACT

    Contract Owners may cancel the Contract during the Cancellation Period and receive a refund equal to the Contract Value. The Cancellation Period is a ten-day period of time beginning when the Contract is received by a Contract Owner. Some states require a longer Cancellation Period and return of the Premium Payment. (See "Right to Examine the Contract," page 12.)

                                   TRANSFERS

    Prior to the Annuity Calculation Date, a Contract Owner may transfer all or part of any Sub-Account Value to another available Sub-Account(s), subject to certain restrictions. (See "Sub-Account Value Transfers," page 13.) Similar transfers may be made after the Income Start Date, subject to certain restrictions. (See "Variable Annuity Payments," page 16.)

                            ANNUITY PAYMENT OPTIONS

    The following Annuity Payment Options are available under the Contract: Life Annuity; LIFE ANNUITY WITH CASH REFUND; LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; JOINT AND LAST SURVIVOR; JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; and PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS.

                                 DEATH BENEFITS


    The Contract provides for a Death Benefit, under certain Annuity Payment Options, in the event the Annuitant or Contract Owner(s) die(s) prior to the Income Start Date and if the Annuitant dies after the Income Start Date. (See "Death Before Income Start Date;" and "Death On or After Income Start Date," pages 13-14.) Certain Annuity Payment Options do not provide a Death Benefit.


                                   SURRENDERS

    Upon Written Notice prior to the Annuity Calculation Date, a Contract Owner may surrender the Contract and receive the Contract Value. On or after the Income Start Date under a PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option, a Contract Owner also may surrender the Contract for the Surrender Value. (See "Surrenders," page 13.) Surrenders may have adverse federal income tax consequences including the possibility of being subject to a penalty tax. (See "Federal Tax Considerations," page 20.)

                                CHARGES AND FEES

    The following charges and fees are assessed under the Contracts:

CONTINGENT DEFERRED SALES CHARGE

    Hartford deducts a contingent deferred sales charge if the Contract is surrendered after the Income Start Date under PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option. The contingent deferred sales charge is 6% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the first two Contract Years; 5% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the third or fourth contract years; and decreases 1% each Contract Year up to and including the seventh Contract Year. The contingent deferred sales charge is 0% if the Contract is surrendered after the seventh Contract Year. No contingent deferred sales charge is assessed upon the death of the Annuitant after the Income Start Date.

MORTALITY AND EXPENSE RISK CHARGE

    Hartford makes a daily charge of .003446% (approximately equivalent to an effective annual rate of 1.25%) of the Separate Account's net assets to compensate it for assuming certain mortality and expense risks. (See "Mortality and Expense Risk Charge," page 18.)

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

PREMIUM TAX CHARGE

    Generally, taxes, if any, on the Premium Payment are incurred as of the Annuity Calculation Date, and a Premium Tax Charge is deducted from the Contract Value as of that date. These taxes currently range from 0% to 4.0% of the Premium Payment. (See "Premium Tax Charge," page 18.)

EXPENSES OF THE FUNDS

    The investment experience of each Sub-Account reflects that of the Fund whose shares it holds. The investment experience of each Fund, in turn, reflects its fees and other operating expenses. Please read the prospectus for each of the Funds for details.

                  HARTFORD, THE SEPARATE ACCOUNT AND THE FUNDS

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

                                HARTFORD RATINGS

                       EFFECTIVE
                        DATE OF
RATING AGENCY           RATING      RATING        BASIS OF RATING
---------------------  ---------  -----------  ----------------------
                          9/9/97          A+   Financial soundness
A.M. Best and                                  and operating
Company, Inc.........                          performance.
Standard & Poor's....    1/23/98          AA   Claims paying ability
Duff & Phelps........    1/23/98         AA+   Claims paying ability

                                SEPARATE ACCOUNT

    The Separate Account is a separate investment account of Hartford established under Connecticut law on June 2, 1986. Hartford owns the assets of the Separate Account. These assets are held separate from Hartford's general account and its other separate accounts. That portion of the Separate Account's assets that is equal to the reserves and other Contract liabilities of the Separate Account is not chargeable with liabilities arising out of any other business Hartford may conduct.

    The Separate Account is registered with the Commission under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the Commission of the management of the Separate Account or of Hartford. The Separate Account is also governed by the laws of Connecticut, Hartford's state of domicile, and may also be governed by laws of other states in which Hartford does business.

    The investment in the Separate Account is allocated to one or more Sub-Accounts as per the Contract Owner's specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. The Separate Account has 12 Sub-Accounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Sub-Account are credited to or charged against that Sub-Account without regard to other income, gains or losses of Hartford.

CHANGES TO THE SEPARATE ACCOUNT

    Hartford may make the following changes to the Separate Account:

1.  Any changes required by the 1940 Act or other applicable law or regulation;

2.  combine separate accounts, including the Separate Account;

3. add new Sub-Accounts to or remove existing Sub-Accounts from the Separate Account or combine Sub-Accounts;

4. make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as Hartford may determine;

5.  add new Funds or remove existing Funds;

6. substitute new Funds for any existing Fund if shares of the Fund are no longer available for investment or if Hartford determines that investment in a Fund is no longer appropriate in light of the purposes of the Separate Account;

7. de-register the Separate Account under the 1940 Act if such registration is no longer required; and

8. operate the Separate Account as a management investment company under the 1940 Act or as any other form permitted by law.

    No such changes will be made without any necessary approval of the Commission and applicable state insurance departments. Contract Owners will be notified of any changes.

                                   THE FUNDS

    Each Sub-Account invests in a corresponding Fund. Each of the Funds is an open-end diversified management investment company managed by HL Investment Advisors,

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Inc. ("HL Advisors"), a registered investment adviser. HL Advisors has retained Wellington Management Company, LLP to act as investment sub-adviser to the Funds indicated by an asterisk. In addition, HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company, Inc. ("HIMCO"), for the provision of investment services to the remaining Funds. The Funds, as well as a brief description of their investment objectives, are provided below:


 HARTFORD ADVISERS FUND

    Seeks to achieve maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.*

 HARTFORD BOND FUND

    Seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities.

 HARTFORD CAPITAL APPRECIATION FUND

    Seeks to achieve growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.*

 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk. The Fund invests primarily in equity securities and securities convertible into equity securities.*

 HARTFORD INDEX FUND

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.(1)

 HARTFORD INTERNATIONAL ADVISERS FUND

    Seeks to provide maximum long-term total return consistent with prudent investment risk. The Fund assets will be diversified among at least five countries and will be allocated among equity and debt securities and money market instruments.*

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND

    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.*

 HARTFORD MIDCAP FUND

    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.*

 HARTFORD MORTGAGE SECURITIES FUND

    Seeks to achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND

    Seeks to achieve growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.*

 HARTFORD STOCK FUND

    Seeks to achieve long-term growth of capital growth by investing primarily in equity securities.*

 HARTFORD MONEY MARKET FUND

    Seeks to achieve maximum current income consistent with liquidity and preservation of capital.

    NO ONE CAN ASSURE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this Prospectus and the current statement of additional information for the Funds. THE FUNDS' PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED BY CALLING 1-800-862-6668. The Funds' prospectus should be read carefully before any decision is made concerning the allocation of the Premium Payment or transfers of Contract Value among the Sub-Accounts.

    Hartford cannot guarantee that each Fund will always be available under the Contracts, but in the unlikely event that a Fund is not available, Hartford will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at Net Asset Value, without a sales charge.

    Shares of the Funds are sold to separate accounts of Hartford and its insurance company affiliates other than the Separate Account to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any

(1)"STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

one of the Funds. In the event of any such material conflicts, Hartford will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed funding, as disclosed in the Funds' prospectus.


    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES.


                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    The Advisers Fund, Bond Fund, Capital Appreciation Fund, Dividend and Growth Fund,Index Fund, International Advisers Fund, International Opportunities Fund, MidCap Fund, Mortgage Securities Fund, Small Company Fund, Stock Fund, and Money Market Fund Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).
    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level.

    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Money Market Fund Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

    The Separate Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.

    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                          DESCRIPTION OF THE CONTRACTS

                             PURCHASING A CONTRACT

    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request. The maximum age for Annuitants on the Contract Issue Date is 90. A single Premium Payment must be delivered to the Administrative Office of Hartford along with the Contract Owner's application or an order request. The minimum Premium Payment is $25,000 unless Hartford specifically consents to a lower Premium Payment. No additional Premium Payments may be made under the Contracts. Unless Hartford gives its prior approval, it will not accept a Premium Payment in excess of $1,000,000. Hartford will send Contract Owners a confirmation notice upon receipt and acceptance of the Contract Owner's Premium Payment.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         RIGHT TO EXAMINE THE CONTRACT

    Contract Owners may cancel the Contract during the Cancellation Period, which is the 10-day period beginning on the day the Contract Owner receives the Contract. Some states may require a longer Cancellation Period. To cancel the Contract, the Contract Owner must mail or deliver within 10 days, a written request for cancellation accompanied by the Contract to the Administrative Office of Hartford.

    Hartford will refund the Contract Value as of the date of receipt of the request for cancellation. The Contract Owner bears the investment risk during the period prior to Hartford's receipt of the request for cancellation. Hartford will refund the Premium Payment where required by law.

                            CREDITING AND ALLOCATING
                              THE PREMIUM PAYMENT

    If the application or an order request for a Contract is properly completed and is accompanied by any additional information necessary to process it, the Premium Payment will be allocated, as designated by the Contract Owner, to one or more of the Sub-Accounts within two business days of receipt. If the application, order request, or other required information is incomplete when received, Hartford reserves the right to retain the Premium Payment for up to five business days while it attempts to complete the information. If the information cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Premium Payment will be returned unless the applicant specifically consents to Hartford retaining the Premium Payment until the information is made complete. The Premium Payment will then be allocated within two business days after receipt of the complete information.

    Contract Owners may allocate the Premium Payment among any or all available Sub-Accounts subject to minimum amounts then in effect. Currently, amounts allocated to any one Sub-Account must equal at least 1% of the net Premium Payment. All percentage allocations must be in whole numbers.

                    CONTRACT VALUE BEFORE INCOME START DATE

SUB-ACCOUNT VALUE

    The Contract Value is the sum of all Sub-Account Values and therefore reflects the investment performance of the Sub-Accounts to which it is allocated. The Sub-Account Value for any Sub-Account as of the Contract Issue Date is equal to the amount of the Premium Payment allocated to that Sub-Account. The Sub-Account Value for a Contract is determined on any given day by the multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account. Therefore, on any Valuation Day the Contract Owner's Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS

    The portions of the Premium Payment allocated to a Sub-Account or amounts of Contract Value transferred to a Sub-Account are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Sub-Account is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value for that Sub-Account for the Valuation Day as of which the portion of the Premium Payment or transferred Contract Value is invested in the Sub-Account. Transferred Contract Value is invested in a Sub-Account as of the end of the Valuation Period during which the transfer request was received. Therefore, a Premium Payment or portion thereof allocated to or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract.

    Surrenders, transfers out of a Sub-Account, the death of any Contract Owner or the Annuitant before the Income Start Date, and the application of Contract Value less Premium Tax to an Annuity Payment Option on the Annuity Calculation Date all result in a decrease in the number of Accumulation Units of one or more Sub-Accounts. Accumulation Units are valued as of the end of the Valuation Period.

    The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below).

                           THE NET INVESTMENT FACTOR
                      (BEFORE AND AFTER INCOME START DATE)

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the result of:

     a. the Net Asset Value of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

     b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Sub-Account.

(2) is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period.

(3) is a daily factor representing the mortality and expense risk charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

                          SUB-ACCOUNT VALUE TRANSFERS
                       BEFORE AND AFTER INCOME START DATE

    The Contract Owner may transfer the values of the Sub-Accounts allocations from one or more Sub-Accounts to another free of charges. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.

    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that the callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

    Transfers between Sub-Accounts may be made both before and after the Income Start Date provided that the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%).


    It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instructions.

    Subject to exceptions set forth in the following paragraph, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but would not be limited to, the requirements of a minimum time period between each transfer, not accepting transfer requests of an agent acting under power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners. Some states may have certain limitations.

    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.

                                   SURRENDERS

ON OR BEFORE THE INCOME START DATE

    A Contract Owner may surrender the Contract for its Surrender Value at any time on or before the Income Start Date. A Contract's Surrender Value fluctuates daily as a function of the investment performance of the Sub-Accounts in which a Contract Owner is invested. Hartford does not guarantee any minimum Surrender Value. The Surrender Value will be determined as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.

AFTER THE INCOME START DATE

    A Contract Owner may surrender the Contract on or after the Income Start Date only if the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option is in effect. Upon such a surrender Hartford pays the Contract Owner the Commuted Value less any applicable contingent deferred sales charges. This surrender charge is computed as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.

    Contract Owners should consult their tax adviser regarding the tax consequences of a surrender. result in adverse tax consequences, including the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "Federal Tax Considerations," page 20 for more details.

                         DEATH BEFORE INCOME START DATE

    If the Contract Owner or the Annuitant dies before the Income Start Date, Hartford will pay the Death Benefit.

    The Death Benefit is an amount equal to the Contract Value. The Contract Value may be taken in one sum or

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

under any of the settlement options then being offered by Hartford.

    IF THE CONTRACT OWNER DIES before the Income Start Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary and the Annuitant is living, the spouse may elect, in lieu of receiving the Contract Value, to be treated as the Contract Owner. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

    IF THE ANNUITANT DIES prior to the Income Start Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be voided.

                    DEATH ON OR AFTER THE INCOME START DATE

    If the Annuitant dies on or after the Income Start Date, Hartford will pay the Death Benefit under the Annuity Payment Option in effect as of the Annuitant's death. Under some Annuity Payment Options, there is no Death Benefit.

    The Death Benefit on or after the Income Start Date, under the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option, is the greatest of:

a)  the Commuted Value;

b) 100% of the Premium Payment reduced by the aggregate dollar amount of all Annuity Payments made since the Income Start Date; and

c) the Maximum Anniversary Value (the greatest Anniversary Value under the Contract while the Annuitant is alive prior to his or her 81st birthday reduced by the dollar amount of Annuity Payments made since that anniversary).

    IF THE ANNUITANT DIES on or after the Income Start Date, the Beneficiary will have the option of having payments continue to the Beneficiary for the remainder of the period or taking the Death Benefit in one sum.

    IF A CONTRACT OWNER WHO IS NOT THE ANNUITANT, DIES on or after the Income Start Date, any surviving joint Contract Owner becomes the sole Contract Owner. If there is no surviving Contract Owner, the Payee becomes the new Contract Owner. If any Contract Owner dies, the remaining Annuity Payments will be distributed at least as rapidly as under the method of distribution being used as of the date of such death.

                       DETERMINATION OF THE DEATH BENEFIT

    The Death Benefit will be calculated as of the date Hartford receives Written Notice of Due Proof of Death. Any Annuity Payments made on or after the date of death, but before receipt of Written Notice of Due Proof of Death will be recovered by Hartford from the Payee.

    PRIOR TO THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or under one of the settlement options being offered, the Contract Value will be moved to the Hartford Money Market Fund.

    ON OR AFTER THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or continue payments, the present value of the guaranteed remaining payments will be moved to the Hartford Money Market Fund.

    Upon receipt of complete instructions, Hartford will proceed as follows: If the instructions are to resume payments, Hartford will make any payments that went unpaid since the date Hartford received Written Notice of Due Proof of Death. Hartford will then reallocate the remaining balance in the Hartford Money Market Fund according to the instructions and resume payments. If the instructions are to pay the Death Benefit in one sum, Hartford will pay the Death Benefit.

                           DISTRIBUTION REQUIREMENTS:
                         PRIOR TO THE INCOME START DATE

    The Contract Value will be distributed based on the Contract Owner's or Annuitant's date of death and the Beneficiary's election:

1)  in a single lump sum within five years;

2)  under an Annuity Payment Option provided that:

     a) Annuity Payments begin within one year of the date of death, and

     b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary, or

     c) Annuity Payments are made in substantially equal installments over a period not greater than the life expectancy of the Beneficiary;

3) if the sole Beneficiary is the spouse of the deceased Contract Owner, he or she may by Written Notice within one year of the Contract Owner's death, elect to continue the Contract as the new Contract Owner. If the spouse so elects, all of his or her rights as Beneficiary cease and if the deceased Contract Owner was also the sole Annuitant and appointed no contingent Annuitant, he or she will become the Annuitant; or

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

4) if the Contract Owner is not an individual, then the "primary Annuitant" shall be treated as the Contract Owner under 1) and 2) above. For this purpose, the "primary Annuitant" means the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

                          PAYMENTS UNDER THE CONTRACT

    Hartford generally makes payments of surrenders, Death Benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due Proofs of Death. However, Hartford may postpone such payments for any of the following reasons:

1. when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the Commission; or

2. when the Commission by order permits a postponement for the protection of Contract Owners; or

3. when the Commission determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

    If a recent check or draft has been submitted, Hartford has the right to defer payment of surrenders, payments upon the death of the Contract Owner or Annuitant before the Income Start Date, Death Benefits, or Annuity Payments until the check or draft has been honored.

                              SELECTING AN ANNUITY
                                 PAYMENT OPTION

    The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of Annuity Payments, and the amount of each Annuity Payment. The Contract Owner must select the Annuity Payment Option when applying for the Contract. This election is irrevocable once the Contract is issued. The Contract Owner must select the Sub-Accounts to which Contract Value less applicable Premium Tax will be applied. Unless otherwise directed, Sub-Account values, as they exist on the Annuity Calculation Date, are used to calculate the first Annuity Payment.

                            ANNUITY PAYMENT OPTIONS

LIFE ANNUITY

    Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST ANNUITY PAYMENT, TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND ANNUITY PAYMENT, ETC.

LIFE ANNUITY WITH CASH REFUND

    Hartford makes Annuity Payments to the Payee as long as the Annuitant lives. If the Annuitant dies and the sum of all Annuity Payments made are less than the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date, the Beneficiary is entitled to a Death Benefit. The Death Benefit equals the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date minus the sum of all Annuity Payments made. This Option is only available using the 5% A.I.R.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS

    Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of: a) 100 minus the Annuitant's age or b) 40 years, whichever is less). If the Annuitant dies before the specified number of years has passed, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

JOINT AND LAST SURVIVOR LIFE ANNUITY

    Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST ANNUITY PAYMENT, ETC. ANNUITY PAYMENTS AFTER THE DEATH OF THE FIRST ANNUITANT MADE IN AMOUNTS EQUAL TO 100%, 66.67% OR 50% OF THE AMOUNT THAT WOULD OTHERWISE BE PAID.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS
GUARANTEED FOR A SPECIFIED NUMBER OF YEARS WHILE BOTH
ANNUITANTS ARE LIVING

    Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. At the time of purchase, the Contract Owner must elect to have Annuity Payments after the death of the first Annuitant made in amounts equal to 100%, 66.67% or 50% of the amount that would otherwise be paid. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of 100 minus the younger Annuitant's age). If the Annuitants die before the specified number of years has passed, the Beneficiary will have the

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS

    Hartford makes Annuity Payments to the Payee for the number of years (a minimum of five years and maximum of 100 minus the Annuitant's age) selected by the Contract Owner. If the Annuitant dies before the specified number of years has passed, payments to the Beneficiary will continue until the specified number of years has elapsed. After the death of the Annuitant, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

    Prior to the death of the Annuitant, the Contract Owner may elect to receive the Commuted Value. If the Contract Owner makes this election, Hartford will deduct the contingent deferred sales charge from the Commuted Value before paying it to the Contract Owner.

                            ANNUITY CALCULATION DATE
                             AND INCOME START DATE

    The Contract Owner selects the Income Start Date in the application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Income Start Date. The Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by the Contract Owner as of the Annuity Calculation Date. The first Annuity Payment is computed using the value of such Annuity Units as of the Annuity Calculation Date.

                              INCOME PAYMENT DATES

    All Annuity Payments after the first Annuity Payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Income Start Date based on the Annuity Payment frequency selected by the Contract Owner and shown on the specification page of the Contract. Available Annuity Payment frequency includes monthly, quarterly, semi-annual and annual. The Annuity Payment frequency may not be changed once selected by the Contract Owner.

    In the event that the Contract Owner does not select an Annuity Payment frequency, Annuity Payments will be made monthly.

                           VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT

    Variable Annuity Payments are periodic payments from Hartford to the designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by the Contract Owner to support such Annuity Payments. The dollar amount of the first Variable Annuity Payment depends on the Annuity Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value applied to purchase the Annuity Payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an Assumed Investment Return of not less than 3.0%.

    The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account.

ANNUITY UNITS

    The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity Payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

    The dollar amount of each subsequent Variable Annuity Payment attributable to each Sub-Account is determined by multiplying the number of Annuity Units of that Sub-Account credited under the Contract by the Annuity Unit value (described below) for that Sub-Account for the Valuation Period ending on the Income Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date. The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Sub-Account. Notwithstanding the foregoing, when an Income Payment Date would fall on a day that is not a Valuation Day, the Income Payment is computed as of the Valuation Day immediately following what would have been the Income Payment Date.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b) is the Annuity Unit value for the preceding Valuation Period; and

(c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

    The Annuity Unit Factor is equal to one plus the applicable Assumed Investment Return percentage. Therefore, for 3%, it is 1.03, for 5% it is 1.05 and for 6% it is 1.06. The annual factors can be translated into daily factor of 1.00008098, 1.00013368, and 1.00015965, respectively.

THE ASSUMED INVESTMENT RETURN

    The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account or Sub-Accounts supporting the Variable Annuity Payments, less an adjustment to neutralize the selected Assumed Investment Return. Dividing what would otherwise be the Annuity Unit value by the Assumed Investment Return factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the Assumed Investment Return selected by the Contract Owner. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

    Subject to state approval, the Contract permits Contract Owners to select one of three Assumed Investment Returns: 3%, 5% or 6%. A higher Assumed Investment Return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the Assumed Investment Return. The following examples may help clarify the impact of selecting one Assumed Investment Return over another:

1. If a Contract Owner selects a 3% ASSUMED INVESTMENT Return and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 3% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 3%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

2. If a Contract Owner selects a 5% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 5%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

3. If a Contract Owner selects a 6% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 6% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 6%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

    Exchange ("Transfer") of Annuity Units. Calculation Date, the Contract Owner may exchange (I.E., "transfer") the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives Written Notice requesting transfer. For guidelines refer to "Sub-Account Value Transfers" on page 13.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                           CONTRACT FEES AND CHARGES

                        CONTINGENT DEFERRED SALES CHARGE

    No sales charge is deducted from the Premium Payment at the time that the Payment is made. However, a contingent deferred sales charge is deducted when a Contract Owner elects to receive the Commuted Value under the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYMENT OPTION.

    In the event that surrender charges from the Contracts are not sufficient to cover the expenses of selling the Contracts, Hartford will bear such expenses. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by Hartford.
    The surrender charge is equal to a percentage of the Commuted Value (not to exceed the Premium Payment) and is deducted from those values prior to their being paid.

                   SURRENDER CHARGE AS A PERCENTAGE
 CONTRACT YEAR             OF COMMUTED VALUE
----------------  -----------------------------------
       1                              6%
       2                              6%
       3                              5%
       4                              5%
       5                              4%
       6                              3%
       7                              2%
   8 or more                          0%

                               PREMIUM TAX CHARGE

    Certain states and municipalities impose a tax on Hartford in connection with the Premium Payment or Contract Value. This tax can range from 0% to 4% of either the Premium Payment or the Contract Value and is generally based on the Contract Owner's state of residence. Taxes are generally incurred by Hartford as of the Annuity Calculation Date. Hartford deducts the charge for taxes from the Contract Value on the Annuity Calculation Date. Some jurisdictions impose a tax on the Premium Payment at the time the Premium Payment is received. In those jurisdictions, Hartford's current practice is to pay the tax on the Premium Payment and then deduct the charge for these taxes from the Contract Value on a surrender prior to Annuity Calculation Date, or on the Annuity Commencement Date.

                       MORTALITY AND EXPENSE RISK CHARGE

    Hartford deducts a daily charge from the assets of the Separate Account to compensate Hartford for mortality and expense risks that Hartford assumes under the Contracts. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Separate Account. Approximately .90% of this annual charge is for the assumption of mortality risk and .35% is for the assumption of expense risk.

    The mortality risk that Hartford assumes (for life contingency based Annuity Payment Options) is the risk that Annuitants, as a group, will live for a longer period of time than Hartford estimated when it established the annuity purchase rates in the Contract. Because of these guarantees, each Contract Owner is assured that the Annuitant's longevity will not have an adverse effect on the Annuity Payments that the Payee receives under Annuity Payment Options based on life contingencies. Hartford also assumes a mortality risk because the Contracts guarantee a "death benefit" if the Contract Owner or Annuitant dies before the Income Start Date.

                                 FUND EXPENSES

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percent of a Fund's average daily net assets at an annual rate. Please read the prospectus for each Fund for complete details.

                        ADDITIONAL CONTRACT INFORMATION

                               CONTRACT OWNERSHIP

    The Contract belongs to the Contract Owner. A Contract Owner may exercise all of the rights and options described in the Contract. Only the Annuitant may be the owner of an IRA Contract.

    The Contract Owner's rights include the right to: (1) select or change the Contract Owner, (2) select or change any Beneficiary or contingent Beneficiary,
(3) select or change the Payee while the Annuitant is still alive, (4) allocate the Premium Payment among and between the Sub-Accounts, (5) transfer Contract Value among and between the Sub-Accounts, and (6) exchange or transfer Annuity Units between Sub-Accounts on which Variable Annuity Payments are based.

    The rights of owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "Federal Tax Considerations," page 20 for more details.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

    Selection of an Annuitant or Payee who is not the Contract Owner may have adverse tax consequences. See "Federal Tax Considerations," page 20 for more details.

                   CHANGING THE CONTRACT OWNER OR BENEFICIARY

    At any time after the Cancellation Period, a Contract Owner may transfer ownership of the Contract subject to Hartford's policies and procedures at the time of the change.

    At any time prior to the death of the Annuitant, the Contract Owner may name a new Beneficiary by Written Notice unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Contract Owner must provide the irrevocable Beneficiary's written consent to Hartford before a new Beneficiary is designated.

    These changes take effect as of the day the Written Notice was signed and dated. Hartford is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "Federal Tax Considerations," page 20.

                           MISSTATEMENT OF AGE OR SEX

    If an age or sex of the Annuitant given to Hartford (in the application or otherwise) is misstated, Hartford will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct age or sex. If Hartford made any underpayments because of any such misstatement, it shall pay the amount of such underpayment to the Payee or Beneficiary in one sum. If Hartford makes any overpayments because of a misstatement of age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment.

                            CHANGE OF CONTRACT TERMS

    Upon notice to the Contract Owner, Hartford may modify the Contract to:

1. conform the Contract or the operations of Hartford or of the Separate Account to the requirements of any law to which the Contract, Hartford or the Separate Account is subject;

2. assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;

3. reflect a change (as permitted in the Contract) in the operation of the Separate Account.

    In the event of any such modification, Hartford will make appropriate endorsements to the Contract.

    No modification of this Contract shall be made except over the signature of the President, a Vice President, an Assistant Vice President or a Secretary of Hartford. Any modification or waiver must be in writing. No agent may bind Hartford by making any promise not contained in the Contract.

                           REPORTS TO CONTRACT OWNERS

    Hartford sends each Contract Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units and the dollar value of such units; the Contract Value prior to the Annuity Calculation Date; the Premium Payment; or surrenders made before the Annuity Calculation Date; Annuity Payments on or after the Income Start Date; and any other information required by law.

    The reports, which are mailed to Contract Owners at their last known address, include any information that may be required by the Commission or the insurance supervisory official of the jurisdiction in which the Contract is issued.

    Hartford also sends any other reports, notices or documents required by law to be furnished to Owners.

                                 MISCELLANEOUS

NON-PARTICIPATING

    The Contract does not participate in the surplus or profits of Hartford and Hartford does not pay dividends on the Contract.

PROOF OF AGE AND SURVIVAL

    Hartford reserves the right to require proof of the Annuitant's age and gender prior to the Annuity Calculation Date. In addition, Hartford reserves the right to require proof that the Annuitant is living before any Income Payment Date.

CONTRACT APPLICATION OR ORDER REQUEST

    Hartford issues the Contract in consideration of the Contract Owner's application or order request and Premium Payment. The entire Contract is made up of the Contract and any attached endorsements or riders. In the absence of fraud, Hartford considers statements made in the application or order request to be representations and not warranties. Hartford will not use any statement in defense of a claim or to void the Contract unless it is contained in the application or order request. Hartford will not contest the Contract.

                               VOTING PRIVILEGES

    In accordance with current interpretations of applicable law, Hartford votes Fund shares held in the Separate

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts.

    The number of votes that a Contract Owner has the right to instruct are calculated separately for each Sub-Account, and may include fractional votes. Prior to the Annuity Calculation Date, the Contract Owner holds a voting interest in each Sub-Account to which Variable Contract Value is allocated. After the Annuity Calculation Date, the Contract Owner has a voting interest in each Sub-Account from which Variable Annuity Payments are made.

    For each Contract Owner prior to the Annuity Calculation Date, the number of votes attributable to a Sub-Account will be determined by dividing the Contract Owner's Sub-Account Value by the Net Asset Value of the Fund in which that Sub-Account invests. For each Contract Owner after the Annuity Calculation Date, the number of votes attributable to a Sub-Account is determined by dividing the liability for future Variable Annuity Payments to be paid from that Sub-Account by the Net Asset Value of the Fund in which that Sub-Account invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Assumed Investment Return and the Annuity Unit value of that Sub-Account. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.

    The number of votes available to a Contract Owner are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Contract Owner or Payee having a voting interest in a Sub-Account will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Sub-Account invests.

    Fund shares as to which no timely instructions are received and shares held by Hartford in a Sub-Account as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    TAX LAW IS COMPLEX AND TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER AND, IF APPLICABLE, THE TYPE OF RETIREMENT PROGRAM FOR WHICH THE CONTRACT IS PURCHASED. THEREFORE, A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT MAY NEED LEGAL AND TAX ADVICE.

    This Prospectus does not provide a detailed description of the federal income tax consequences of purchasing a Contract. Special tax rules may apply to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a prospective purchaser should always consult a qualified tax adviser. This discussion is based on Hartford's understanding of current federal income tax laws as they are currently interpreted.

                 TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter M. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

                             TAXATION OF PURCHASERS
                           OF NON-QUALIFIED CONTRACTS

CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS

    Section 72 of the Code governs the taxation of annuity contracts and contains provisions relating to non-natural Contract Owners. Non-natural persons include, among others, corporations, trusts, and partnerships. In general, unless the non-natural person holds a Contract as agent for a natural person, the annual net increase in the value of the Contract is includable in the non-natural person's gross income for the tax period in which the net increase occurs. There is, however, an exception to this general rule for certain annuity contracts held by structured settlement companies, certain annuity contracts held by an employer with respect to a terminated qualified retirement plan and certain immediate annuity contracts. For this purpose, an immediate annuity means an annuity that is purchased with a single premium payment, that has an annuity start date commencing no later than one year from the date of purchase, and that provides for a series of substantially equal periodic payments to be made not less frequently than annually during the annuity period. A non-natural person

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

which is a tax-exempt entity for federal income tax purposes is not subject to income tax as a result of Section 72 of the Code.

NATURAL PERSONS

    Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.

DISTRIBUTIONS PRIOR TO THE INCOME START DATE

    The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).

    The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).

DISTRIBUTIONS AFTER THE INCOME START DATE

    The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.

PENALTY TAX ON CERTAIN DISTRIBUTIONS

    Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

1.  made on or after a taxpayer reaches age 59 1/2;

2.  made on or after the death of the Contract Owner;

3.  attributable to a taxpayer's becoming disabled;

4. that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

5. made under certain annuities issued in connection with structured settlement agreements; and

6. made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

AGGREGATION OF TWO OR MORE CONTRACTS

    All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.

POSSIBLE CHANGES IN TAXATION

    In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. Although as of the date of this Prospectus Congress is not considering any legislation regarding taxation of annuity contracts, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS

    Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Section 1035 should consult their tax adviser.

TAX STATUS OF THE CONTRACTS

    The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

DIVERSIFICATION REQUIREMENTS

    Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although Hartford does not have direct control over the Funds in which the Separate Account invests, Hartford believes that each Fund will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

    The Treasury Department has issued diversification regulations which generally require, in effect, among other things, that no more than 55% of the value of the total assets of each Fund is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Contract Owner has the choice of several Sub-Accounts in which to allocate the Premium Payment and Contract Value, and may be able to transfer Contract Value among Sub-Accounts more frequently than in such rulings. In addition, the Contract provides for more Sub-Accounts than did the variable contracts that were the subject of the such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, Hartford does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Hartford therefore reserves the right to modify the

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

Contract as necessary to attempt to prevent the Contact Owner from being considered the owner of the Separate Account's assets.

REQUIRED DISTRIBUTIONS

    In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.

    Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                 TAXATION OF PURCHASERS OF QUALIFIED CONTRACTS

    The Contracts are designed for use as IRAs or in connection with Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. Important differences exist between the tax rules which are applicable to IRAs and Deferred Compensation Plans. These rules are complex and may vary depending on individual circumstances. Adverse tax consequences may result from distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to applicable commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts as IRAs or when owned by eligible employers in connection with Deferred Compensation Plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under a Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to IRAs and Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform it to the requirements of applicable law.

INDIVIDUAL RETIREMENT ANNUITIES

    The Contract is designed for use as an IRA purchased through a tax-deferred rollover contribution from another IRA, a retirement plan qualified under
Section 401 or Section 403(a) of the Code or tax sheltered annuity contract under Section 403(b) of the Code. Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.

DISTRIBUTIONS FROM AN IRA

    In general, payments from an IRA which are not rolled over must be included in gross income as ordinary taxable income in the year in which they are received. Required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the IRA owner attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the IRA owner.

TEN PERCENT PENALTY TAX ON EARLY DISTRIBUTIONS

    Distributions received (or deemed received) from an IRA may be subject to a penalty tax equal to ten percent (10%) of the amount treated as taxable income. In general, however, there is no such penalty tax on distributions:

1.  made on or after the date on which the taxpayer reaches age 59 1/2,

2. made to a beneficiary (or to the estate of the taxpayer) on or after the death of the taxpayer,

3.  attributable to the taxpayer's becoming disabled, or

4. which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    In addition, effective for distributions from an IRA made after December 31, 1996, there is no such penalty tax on distributions:

5. made to the taxpayer to the extent such distributions do not exceed the amount allowable as a deduction for federal income tax purposes allowed to the taxpayer for amounts paid during the taxable year for medical care, or

6. if certain conditions are met, made to an unemployed taxpayer after separation from employment, for health insurance premiums.

    CODE SECTION 457 DEFERRED COMPENSATION PLANS. Contracts may be purchased by a state or local government or tax-exempt organization that is an employer sponsoring a Deferred Compensation Plan under Section 457 of the Code in order to effect distribution of plan benefits to participants under the plan. In general, distributions from a Deferred Compensation Plan are prohibited unless made after the participant attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or beneficiary.

    Generally, required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participating employee attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the participating employee.

    Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.

                         FEDERAL INCOME TAX WITHHOLDING

    The portion of a distribution from a Contract that is taxable income to the recipient is generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Section 3405 of the Code governs withholding and is summarized below:

NON-PERIODIC DISTRIBUTIONS

    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

DEFERRED COMPENSATION PLANS

    Deferred compensation plans meeting the requirements of Section 457 of the Code are generally subject to regular wage withholding rules.

    Certain states also require withholding of state income tax whenever federal income tax is withheld.

                      CONTRACT OWNERS THAT ARE NONRESIDENT
                         ALIENS OR FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.

                             OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                               OTHER INFORMATION

                         DISTRIBUTION OF THE CONTRACTS

    Hartford Securities Distribution Company, Inc. ("HSD"), which is located at 200 Hopmeadow Street, Simsbury, CT 06070, is principal underwriter and distributor of the Contracts. HSD is an affiliate of Hartford, is registered with the Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. Hartford pays HSD for acting as principal underwriter under a distribution agreement. The Contracts are offered on a continuous basis and Hartford does not anticipate discontinuing the offer.

    Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Hartford's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with HSD. Such broker-dealers will generally receive commissions based on a percent of the Premium Payment made (up to a maximum of 6%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Contract Owners do not pay these commissions.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institutions of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject.

                                    EXPERTS

    The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving the reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                     ASSUMING HYPOTHETICAL RATES OF RETURN

    The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.

WHAT THE GRAPHS ILLUSTRATE.

    Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).

HYPOTHETICAL RATES OF RETURN.

    The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses: 0%, 6% and 12%. Net of all expenses, these constant returns are: 1.83%, 4.06% and 9.95%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.60% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.

    Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Selecting An Annuity Payment Option," page 15.

ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED.

    In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments, and
(5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.

    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page 16.

ASSUMED INVESTMENT RETURN.

    Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page 16.

THE $1,000 INITIAL ANNUITY PAYMENT.

    The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

(i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page 16.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                           HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL 0% GROSS      HYPOTHETICAL 6% GROSS      HYPOTHETICAL 12% GROSS
         RATE                       RATE                       RATE
   AVERAGE MONTHLY            AVERAGE MONTHLY            AVERAGE MONTHLY
       PAYMENT                    PAYMENT                    PAYMENT
 FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN
    $1,000 INITIAL             $1,000 INITIAL             $1,000 INITIAL
   PAYMENT; 5% AIR            PAYMENT; 5% AIR            PAYMENT; 5% AIR
----------------------     ----------------------     ----------------------
             AVERAGE                    AVERAGE                    AVERAGE
 CONTRACT    MONTHLY        CONTRACT    MONTHLY        CONTRACT    MONTHLY
   YEAR      PAYMENT          YEAR      PAYMENT          YEAR      PAYMENT
----------  ----------     ----------  ----------     ----------  ----------
       1          970             1          996             1        1,021
       2          907             2          987             2        1,070
       3          848             3          978             3        1,120
       4          793             4          969             4        1,173
       5          741             5          961             5        1,228
       6          693             6          952             6        1,286
       7          648             7          943             7        1,346
       8          606             8          935             8        1,410
       9          566             9          927             9        1,476
      10          529            10          918            10        1,546
      11          495            11          910            11        1,619
      12          463            12          902            12        1,695
      13          433            13          894            13        1,775
      14          404            14          886            14        1,858
      15          378            15          878            15        1,946
      16          353            16          870            16        2,038
      17          330            17          862            17        2,134
      18          309            18          854            18        2,234
      19          289            19          847            19        2,340
      20          270            20          839            20        2,450

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT
Contract Year               0% Gross Rate    6% Gross Rate    12% Gross Rate
1                                     970              996             1,021
2                                     907              987             1,070
3                                     848              978             1,120
4                                     793              969             1,173
5                                     741              961             1,228
6                                     693              952             1,286
7                                     648              943             1,346
8                                     606              935             1,410
9                                     566              927             1,476
10                                    529              918             1,546
11                                    495              910             1,619
12                                    463              902             1,695
13                                    433              894             1,775
14                                    404              886             1,858
15                                    378              878             1,946
16                                    353              870             2,038
17                                    330              862             2,134
18                                    309              854             2,234
19                                    289              847             2,340
20                                    270              839             2,450

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                         USING HISTORIC RATES OF RETURN

The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a hypothetical Non-Qualified Contract had one existed during the years shown.

WHAT THE GRAPHS ILLUSTRATE

    Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 1997. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").

    Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Selecting An Annuity Payment Option," page 15.)

ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED

    In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.

    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page 16.

ASSUMED INVESTMENT RETURN

    Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page 16. Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THE $1,000 INITIAL ANNUITY PAYMENT

    The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page 16.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                           ADVISERS FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983 *                         990                         1.26%
               1984                           948                         6.05%
               1985                         1,078                        25.26%
               1986                         1,253                        11.27%
               1987                         1,337                         4.66%
               1988                         1,322                        12.71%
               1989                         1,479                        20.24%
               1990                         1,459                         0.01%
               1991                         1,584                        18.88%
               1992                         1,630                         6.96%
               1993                         1,731                        10.86%
               1994                         1,688                        -3.94%
               1995                         1,821                        26.74%
               1996                         2,042                        15.14%
               1997                         2,384                        22.96%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         22.96%
       5 Year                                         13.83%
      10 Year                                         12.66%
  Since Inception                                     11.84%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         16.96%
       5 Year                                         13.35%
      10 Year                                         12.66%
  Since Inception                                     11.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                            Advisers Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983*                                 990
1984                                  948
1985                                1,078
1986                                1,253
1987                                1,337
1988                                1,322
1989                                1,479
1990                                1,459
1991                                1,584
1992                                1,630
1993                                1,731
1994                                1,688
1995                                1,821
1996                                2,042
1997                                2,384

 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                     CAPITAL APPRECIATION FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,038                         9.16%
               1985                         1,237                        34.37%
               1986                         1,485                         7.65%
               1987                         1,496                        -5.55%
               1988                         1,451                        24.67%
               1989                         1,694                        22.60%
               1990                         1,550                       -12.02%
               1991                         1,852                        52.16%
               1992                         2,100                        15.55%
               1993                         2,492                        19.30%
               1994                         2,562                         1.26%
               1995                         2,897                        28.63%
               1996                         3,328                        19.20%
               1997                         3,881                        20.83%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         20.83%
       5 Year                                         17.48%
      10 Year                                         18.13%
  Since Inception                                     16.32%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         14.83%
       5 Year                                         17.06%
      10 Year                                         18.13%
  Since Inception                                     16.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                Capital Appreciation Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984*                               1,038
1985                                1,237
1986                                1,485
1987                                1,496
1988                                1,451
1989                                1,694
1990                                1,550
1991                                1,852
1992                                2,100
1993                                2,492
1994                                2,562
1995                                2,897
1996                                3,328
1997                                3,881

 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                             INDEX FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987 *                         978                       -14.02%
               1988                           890                        14.75%
               1989                         1,049                        28.73%
               1990                         1,035                        -5.24%
               1991                         1,145                        27.93%
               1992                         1,205                         5.49%
               1993                         1,256                         7.76%
               1994                         1,228                        -0.31%
               1995                         1,401                        34.85%
               1996                         1,653                        20.58%
               1997                         2,044                        30.96%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         30.96%
       5 Year                                         18.00%
      10 Year                                         15.76%
  Since Inception                                     13.12%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         24.96%
       5 Year                                         17.58%
      10 Year                                         15.76%
  Since Inception                                     13.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                               Index Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*                                 978
1988                                  890
1989                                1,049
1990                                1,035
1991                                1,145
1992                                1,205
1993                                1,256
1994                                1,228
1995                                1,401
1996                                1,653
1997                                2,044

 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990 *                         900                       -12.18%
               1991                           890                        11.60%
               1992                           869                        -5.62%
               1993                           911                        32.07%
               1994                           999                        -3.15%
               1995                           967                        12.51%
               1996                         1,056                        11.53%
               1997                         1,090                        -0.91%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -0.91%
       5 Year                                          9.73%
      10 Year                                             --
  Since Inception                                      5.26%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -6.91%
       5 Year                                          9.17%
      10 Year                                             --
  Since Inception                                      5.26%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                       International Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*                                 900
1991                                  890
1992                                  869
1993                                  911
1994                                  999
1995                                  967
1996                                1,056
1997                                1,090

 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                         MONEY MARKET FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980 *                       1,009                         5.09%
               1981                         1,074                        14.29%
               1982                         1,162                        12.39%
               1983                         1,212                         8.01%
               1984                         1,254                         9.35%
               1985                         1,296                         7.19%
               1986                         1,313                         5.45%
               1987                         1,311                         5.17%
               1988                         1,319                         6.06%
               1989                         1,347                         7.77%
               1990                         1,375                         6.76%
               1991                         1,386                         4.72%
               1992                         1,364                         2.35%
               1993                         1,324                         1.66%
               1994                         1,286                         2.67%
               1995                         1,272                         4.45%
               1996                         1,261                         3.86%
               1997                         1,248                         4.02%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          4.02%
       5 Year                                          3.33%
      10 Year                                          4.42%
  Since Inception                                      6.31%

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE
            PERIODS ENDED 12/31/1997**
--------------------------------------------------
       1 Year                               -1.98%
       5 Year                                2.62%
      10 Year                                4.42%
  Since Inception                            6.31%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                        Money Market Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980*                               1,009
1981                                1,074
1982                                1,162
1983                                1,212
1984                                1,254
1985                                1,296
1986                                1,313
1987                                1,311
1988                                1,319
1989                                1,347
1990                                1,375
1991                                1,386
1992                                1,364
1993                                1,324
1994                                1,286
1995                                1,272
1996                                1,261
1997                                1,248

 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         SMALL COMPANY FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996 *                       1,025                         4.26%
               1997                         1,092                        16.91%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         16.91%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     16.84%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         10.91%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     13.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                       Small Company Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*                               1,025
1997                                1,092

 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                             BOND FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         998                         1.00%
               1978                           979                         1.34%
               1979                           959                         1.63%
               1980                           929                         4.91%
               1981                           932                         9.12%
               1982                         1,045                        26.16%
               1983                         1,132                         1.48%
               1984                         1,121                        11.78%
               1985                         1,262                        19.11%
               1986                         1,396                        10.78%
               1987                         1,360                        -1.26%
               1988                         1,364                         6.25%
               1989                         1,397                        10.73%
               1990                         1,416                         7.06%
               1991                         1,506                        15.02%
               1992                         1,579                         4.23%
               1993                         1,645                         8.86%
               1994                         1,541                        -5.14%
               1995                         1,585                        17.01%
               1996                         1,596                         2.24%
               1997                         1,637                         9.97%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          9.97%
       5 Year                                          6.32%
      10 Year                                          7.45%
  Since Inception                                      7.74%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          3.97%
       5 Year                                          5.69%
      10 Year                                          7.45%
  Since Inception                                      7.74%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                                Bond Fund
Calendar Year                 Sub-Account
1977*                                 998
1978                                  979
1979                                  959
1980                                  929
1981                                  932
1982                                1,045
1983                                1,132
1984                                1,121
1985                                1,262
1986                                1,396
1987                                1,360
1988                                1,364
1989                                1,397
1990                                1,416
1991                                1,506
1992                                1,579
1993                                1,645
1994                                1,541
1995                                1,585
1996                                1,596
1997                                1,637

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      DIVIDEND AND GROWTH FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994 *                       1,024                        4.07%
               1995                         1,146                       34.68%
               1996                         1,383                       21.39%
               1997                         1,695                       30.25%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         30.25%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     22.09%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         24.25%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     21.45%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                  Dividend and Growth Fund
Calendar Year                  Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*                                1,024
1995                                 1,146
1996                                 1,383
1997                                 1,695

 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                    INTERNATIONAL ADVISERS FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995 *                       1,037                        11.45%
               1996                         1,099                        10.41%
               1997                         1,143                         4.20%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          4.20%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     10.26%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -1.80%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                      8.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                    International Advisers
                                      Fund
Calendar Year                  Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*                                1,037
1996                                 1,099
1997                                 1,143

 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      MORTGAGE SECURITIES FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,000
               1985                         1,064                        19.13%
               1986                         1,162                         9.75%
               1987                         1,151                         1.36%
               1988                         1,170                         7.03%
               1989                         1,205                        11.74%
               1990                         1,239                         8.35%
               1991                         1,324                        13.31%
               1992                         1,365                         3.35%
               1993                         1,372                         4.99%
               1994                         1,297                        -2.83%
               1995                         1,336                        14.73%
               1996                         1,348                         3.77%
               1997                         1,372                         7.66%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          7.66%
       5 Year                                          5.51%
      10 Year                                          7.09%
  Since Inception                                      7.72%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          1.66%
       5 Year                                          4.86%
      10 Year                                          7.09%
  Since Inception                                      7.72%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                 Mortgage Securities Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984*                               1,000
1985                                1,064
1986                                1,162
1987                                1,151
1988                                1,170
1989                                1,205
1990                                1,239
1991                                1,324
1992                                1,365
1993                                1,372
1994                                1,297
1995                                1,336
1996                                1,348
1997                                1,372

 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                             STOCK FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         999                         1.72%
               1978                           992                         3.55%
               1979                         1,044                        21.10%
               1980                         1,228                        29.61%
               1981                         1,349                        -0.64%
               1982                         1,311                        19.81%
               1983                         1,652                        12.50%
               1984                         1,500                        -0.70%
               1985                         1,718                        29.85%
               1986                         2,052                        10.93%
               1987                         2,305                         4.09%
               1988                         2,172                        17.51%
               1989                         2,536                        24.49%
               1990                         2,450                        -5.07%
               1991                         2,701                        23.07%
               1992                         2,758                         8.68%
               1993                         2,982                        12.92%
               1994                         2,980                        -3.11%
               1995                         3,306                        32.43%
               1996                         3,937                        22.83%
               1997                         4,893                        29.75%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         29.75%
       5 Year                                         18.22%
      10 Year                                         15.67%
  Since Inception                                     13.91%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         23.75%
       5 Year                                         17.81%
      10 Year                                         15.67%
  Since Inception                                     13.91%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                               Stock Fund
Calendar Year                 Sub-Account
1977*                                 999
1978                                  992
1979                                1,044
1980                                1,228
1981                                1,349
1982                                1,311
1983                                1,652
1984                                1,500
1985                                1,718
1986                                2,052
1987                                2,305
1988                                2,172
1989                                2,536
1990                                2,450
1991                                2,701
1992                                2,758
1993                                2,982
1994                                2,980
1995                                3,306
1996                                3,937
1997                                4,893

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            MID-CAP FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997 *                       1,026                        9.68%

             TOTAL RETURNS FOR THE PERIOD ENDED
                   7/31/97 - 12/31/1997**
------------------------------------------------------------
 9.68% (does not reflect contingent deferred sales charge)

     3.68% (reflects contingent deferred sales charge)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                             Mid-Cap Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*                               1,026

 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.
** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY...........................
 INDEPENDENT PUBLIC ACCOUNTANTS...........................................
 CALCULATION OF YIELD AND RETURN..........................................
   Yield of the Money Market Fund Sub-Account.............................
   Yield of the Bond Fund and Mortgage Securities Fund Sub-Accounts.......
   Calculation of Total Return............................................
 PERFORMANCE COMPARISONS..................................................
   Yield and Total Return.................................................
 VARIABLE ANNUITY PAYMENTS................................................
   Annuity Unit Value.....................................................
   Illustration of Calculation of Annuity Unit Value......................
   Illustration of Variable Annuity Payments..............................
 OTHER INFORMATION........................................................

    To obtain a Statement of Additional Information, please complete the form below and mail to:



    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085



    Please send a Statement of Additional Information for the Immediate Variable Annuity to me at the following address:



----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code